File No. 333-

As filed with the Securities and Exchange Commission on March 20, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 305

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1150 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on April 19, 2015 pursuant to Rule 488.

Title of Securities Being Registered: Meridian Equity Income Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

Jordan Opportunity Fund

April 19, 2015

Dear Shareholder:

We are sending this information to you because you are a shareholder of the Jordan Opportunity Fund (the “Jordan Fund”), a series of Professionally Managed Portfolios (the “Trust”). After careful consideration, Windowpane Advisors L.L.C. (“Windowpane”), the current investment adviser to the Jordan Fund, has recommended to the Board of Trustees of the Trust (the “Board”) that the Jordan Fund be reorganized with and into the Meridian Equity Income Fund (the “Meridian Fund”), an existing series of Meridian Fund, Inc. (the “Reorganization”) advised by Arrowpoint Asset Management LLC (“Arrowpoint”). Under this proposal, Windowpane and Hellman Jordan Management Co., Inc., the current sub-adviser to the Jordan Fund, would no longer manage the Jordan Fund. The Board of the Trust has unanimously approved, and is recommending that shareholders of the Jordan Fund likewise approve, the Reorganization.

A special meeting of shareholders of the Jordan Fund (the “Special Meeting”) has been scheduled for 10:00 a.m., Pacific Time, on June 10, 2015 at 2020 E. Financial Way, Ste. 100, Glendora, California 91741, where shareholders of the Jordan Fund will be asked to vote on the Reorganization. A proxy statement/prospectus regarding the Special Meeting (the “Proxy Statement”), a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.

If shareholders approve the Reorganization, your current shares in the Jordan Fund will be exchanged, upon completion of the Reorganization, for shares of the Meridian Equity Income Fund with an equal aggregate net asset value. This exchange is expected to be a tax-free exchange for shareholders of the Jordan Fund.

We realize that it may be difficult for you to attend the meeting and vote your shares in person. However, we do need your vote. You can vote by mail, by telephone, or by Internet, as explained in the enclosed materials. By voting promptly, you can help the Jordan Fund avoid the expense of additional mailings.

More information on the Jordan Fund, the Meridian Fund and on the proposed Reorganization is contained in the enclosed Proxy Statement. You should review the Proxy Statement carefully and retain it for future reference. Your vote is important to us. If you have questions about the enclosed materials, please call 1-866-751-6310. Representatives will be available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
President, Professionally Managed Portfolios

Jordan Opportunity Fund

(A series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701 Milwaukee, WI 53201-0701

(800) 540-6807

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD JUNE 10, 2015

To the Shareholders of the Jordan Opportunity Fund (the “Jordan Fund”), a series of Professionally Managed Portfolios (the “Trust”):

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Jordan Fund will be held on June 10, 2015 at 10:00 a.m. Pacific Time, in the offices of U.S. Bancorp Fund Services, LLC, located at 2020 E. Financial Way, Suite 100, Glendora, California 91741. The following matters will be considered and acted upon at that time:

1.	To consider the approval of an Agreement and Plan of Reorganization and the transactions it contemplates (the “Plan”), including the transfer of all the assets of the Jordan Fund to the Meridian Equity Income Fund (the “Meridian Fund”), a series of Meridian Fund, Inc., in exchange for shares of the Meridian Fund and the assumption by the Meridian Fund of all liabilities of the Jordan Fund, and the distribution of such Meridian Fund shares to the shareholders of the Jordan Fund in complete liquidation of the Jordan Fund (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting and any adjournments thereof.

The close of business on March 27, 2015 has been set as the record date for determining the Jordan Fund shareholders entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

The Board of Trustees of the Trust recommends that you vote in favor of the Reorganization.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with the Trust’s Declaration of Trust and applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

*        *        *

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 10, 2015 or any adjournment or postponement thereof. This Notice and Proxy Statement and Prospectus (the “Proxy Statement”) are available on the Internet at www.proxyonline.com/docs/jordanopportunity.pdf. On this website, you will be able to access this Notice, the Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. To request a copy of this Notice, the Proxy Statement or a Form of Proxy please call 1-866-751-6310. The Jordan Fund provides annual and semi-annual reports to its shareholders that highlight relevant information, including investment results and a review of portfolio changes. Additional copies of the Jordan Fund’s most recent annual report and any more recent semi-annual report are available, without charge, by calling 1-800-441-7013, or by sending a written request to the Secretary of the Trust, Elaine E. Richards. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary, Professionally Managed Portfolios
April 19, 2015

We urge you to mark, sign, date and mail the enclosed proxy card in the postage-paid envelope provided (or take advantage of the telephone or Internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation. Voting via the Internet or telephone is fast, convenient, and your vote is immediately confirmed and tabulated. Most importantly, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs. To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot. Please do not return the enclosed proxy card if you are voting via the Internet or by telephone. If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

QUESTIONS & ANSWERS

Jordan Opportunity Fund

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement for the Jordan Opportunity Fund, here is a brief overview of the proposal which will require your vote.

Q.	What is happening?

A. Windowpane Advisors, L.L.C. (“Windowpane”), the investment adviser for the Jordan Opportunity Fund (the “Jordan Fund”), has recommended, and the Board of Trustees of Professionally Managed Portfolios (the “Trust”) has approved, a proposal to reorganize the Jordan Fund with and into the Meridian Equity Income Fund (the “Meridian Fund”, together with the Jordan Fund, the “Funds”), a series of Meridian Fund, Inc. (the “Reorganization”). Shareholders of the Jordan Fund must approve the Reorganization for the Reorganization to proceed.

Q.	What issue am I being asked to vote on?

A. If you are a shareholder of the Jordan Fund as of March 27, 2015, you are being asked to vote on a proposal to reorganize the Jordan Fund into the Meridian Fund. Upon the completion of the Reorganization, the Jordan Fund will distribute Legacy Class shares of the Meridian Fund pro rata to Jordan Fund shareholders, who will then become shareholders of the Meridian Fund.

Q.	Why has this proposal been made for the Jordan Fund and what is the Board’s recommendation?

A. The Jordan Fund’s current investment adviser, Windowpane, has advised the Board that it is their belief that its investment style for the Jordan Fund, as well as the investment style of Hellman Jordan Management Co., Inc. (“Hellman Jordan”) the current sub-adviser to the Jordan Fund, has fallen out of favor with many investors. Windowpane advised the Board that it believes that the Meridian Fund, and its investment adviser, Arrowpoint Asset Management LLC (“Arrrowpoint”), is better positioned to deliver performance in line with the expectations of Jordan Fund shareholders going forward. In addition, the Board considered that if the Reorganization is approved, shareholders would realize expense savings as total fund operating expenses would be reduced and the advisory fee would be lower. A more complete description of these and other factors the Board considered in approving the Reorganization is contained in the enclosed Prospectus/Proxy Statement. The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has unanimously approved the Reorganization and recommends that shareholders of the Jordan Fund vote in favor of the proposal.

Q.	How do the Meridian Fund’s investment objective and principal investment strategies compare to the Jordan Fund’s investment objective and principal investment strategies?

A. The Jordan Fund’s investment objective is to seek capital appreciation. Similarly, the Meridian Fund’s investment objective is to seek long-term growth of capital with income as a component of total return. There are also differences between the principal investment strategies utilized by both Funds. Please review the “Comparison of Investment Objectives, Principal Investment Strategies, and Investment Policies” table in the Prospectus/Proxy Statement.

Q.	How do the principal investment risks of the Meridian Fund compare with the principal investment risks of the Jordan Fund?

A. The Meridian Fund’s principal investment risks include investment strategy risk, equity securities risk, market risk, income risk, small company risk, foreign securities risk, high yield bond risk and debt securities risk. The Jordan Fund’s principal investment risks include general market risk, management risk, company risk, small and medium sized company risk, foreign and emerging markets risk, sector focus risk, debt/fixed-income securities risk, non-investment grade debt securities risk, derivatives risk and portfolio turnover risk. Certain of the Jordan Fund’s principal investment risks are comparable to the Meridian Fund’s principal investment risks. Please review the “Comparison of Principal Investment Risks” table in the Prospectus/Proxy Statement.

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Q.	Will my purchase procedures, exchange rights, redemption procedures and distribution procedures change as a result of the Reorganization?

A. The procedures for purchase and redemption for both the Meridian Fund and the Jordan Fund are substantially similar, except that the Jordan Fund allows shareholders to utilize the Internet to a greater degree. The Meridian Fund also has exchange privileges between other funds of the Meridian Fund, Inc.. The Jordan Fund has no such similar privileges. Please review the “Comparison of Purchase, Redemption, and Exchange Procedures” table in the Prospectus/Proxy Statement.

Q.	Will I have to pay U.S. federal income tax as a result of the Reorganization?

A. The Reorganization of the Jordan Fund with and into the Meridian Fund is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Shareholders of the Meridian Fund are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization. Prior to the closing of the Reorganization, Professionally Managed Portfolios, if necessary, will declare a distribution to shareholders of the Jordan Fund which, together with all previous distributions, will have the effect of distributing to the Jordan Fund shareholders all of the Jordan Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

Q.	How do the fees and expenses of the Meridian Fund compare with the fees and expenses of the Jordan Fund?

A. The base management fee for both the Meridian Fund and the Jordan Fund are the same at 1.00% of each Fund’s average daily net assets. The management fee for the Meridian Fund contains breakpoints whereby the fee will be reduced once assets in the Meridian Fund exceed $10 million. The Jordan Fund advisory fee does not have breakpoints. If the Reorganization is approved and consummated, the blended management fee for the Meridian Fund is expected to be 0.87%. The total operating expenses of the Meridian Fund Legacy Class as of December 31, 2014, before waivers, was 1.44%, which is lower than the total operating expenses of 1.58% for the Jordan Fund as of the same date. In addition, it is expected that after the consummation of the transactions, the total operating expenses of the combined Fund will be 1.15%, subject to recoupment of prior waivers and reimbursements by Arrowpoint. Finally, Arrowpoint has agreed, if operating expenses of the combined Fund were to increase after consummation of the Reorganization, to waive fees or reimburse fund expense to the extent necessary to limit total fund operating expenses for the Meridian Fund at 1.25%.This expense cap will be in place for at least two (2) years following the Reorganization. These lower fees and the expense cap are expected to provide meaningful expense savings to shareholders. Please review the “Comparison of Fees and Expenses” table in the Prospectus/Proxy Statement.

Q.	Will the Investment Adviser continue to be Windowpane?

A. No. Neither Windowpane, the current investment adviser to the Jordan Fund, nor Hellman Jordan Management Co., the current sub-adviser to the Jordan Fund, will provide advisory services to the Meridian Fund. Arrowpoint Asset Management, LLC, an SEC-registered investment adviser, currently serves as investment adviser to the Meridian Fund, and is expected to do so immediately following the Reorganization.

Q.	How will the Reorganization affect me?

A. Assuming shareholders approve the Reorganization, the assets and liabilities of the Jordan Fund will be transferred to and/or assumed by the Meridian Fund. The Meridian Fund will set up an account in your name, and your account will receive shares of the Meridian Fund. After the Reorganization is completed, the Jordan Fund will liquidate. The value of the shares of the Meridian Fund you receive in the Reorganization will equal the value of the shares of the Jordan Fund you own immediately prior to the Reorganization.

Q.	Who will pay the expenses of the Reorganization?

A. Arrowpoint will pay all of the legal counsel and other expenses of the Meridian Fund and the Jordan Fund incurred in connection with the Reorganization, whether or not the Reorganization is approved and completed. The Reorganization expenses are estimated to be $75,500 in the aggregate, which includes, without limitation, board meeting fees and costs, and costs associated with the proxy solicitation of the Jordan Fund shareholders.

Q.	When would the Reorganization take place?

A. If approved by the shareholders, the Reorganization is anticipated to occur on or around the second half of June 2015. Shortly after completion of the Reorganization, it is expected that you will receive a confirmation statement reflecting your Meridian Fund account number and the number of shares of the Meridian Fund owned.

Q.	What percentage of votes is required to approve a Reorganization?

A. Approval of a Reorganization by the Jordan Fund will require the affirmative vote of (i) 67% or more of the Jordan Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Jordan Fund, whichever is less.

If the shareholders do not approve the Reorganization, the Board of Trustees may consider other strategic alternatives for the Jordan Fund.

Q.	How can I vote?

A. You can vote by mail, telephone or Internet using the enclosed proxy card, or in person at the Special Meeting.

Q.	If I send in my proxy card now as requested, can I change my vote later?

A. You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the Special Meeting to be held.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A. Please call our proxy information line toll-free at 1-866-751-6310. Representatives are available Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PROSPECTUS/PROXY STATEMENT

PROSPECTUS/PROXY STATEMENT

April 19, 2015

Acquisition of the assets of:	By and in exchange for shares of:
Jordan Opportunity Fund a series of Professionally Managed Portfolios c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201	Meridian Equity Income Fund a series of Meridian Fund, Inc. 100 Fillmore Street Suite 325 Denver, CO 80206

This Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) is being furnished in connection with a solicitation of proxies by the Board of Trustees of Professionally Managed Portfolios (also referred to as the “Trust”), on behalf of the Jordan Opportunity Fund (the “Jordan Fund”), to be used at the Special Meeting of Jordan Fund Shareholders to be held on June 10, 2015 at 10:00 a.m. Pacific Time, in the offices of U.S. Bancorp Fund Services, LLC, located at 2020 E. Financial Way, Suite 100, Glendora, California 91741. The following matters will be considered and acted upon at that time:

1.	To consider the approval of an Agreement and Plan of Reorganization and the transactions it contemplates (the “Plan of Reorganization”), including the transfer of all the assets of the Jordan Fund to the Meridian Equity Income Fund (the “Meridian Fund”), a series of Meridian Fund, Inc., in exchange for shares of the Meridian Fund and the assumption by the Meridian Fund of all liabilities of the Jordan Fund, and the distribution of such Meridian Fund shares to the shareholders of the Jordan Fund in complete liquidation of the Jordan Fund (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting and any adjournments thereof.

The close of business on March 27, 2015 (the “Record Date”) has been set as the record date for determining the Jordan Fund shareholders entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

It is proposed that the Jordan Fund transfer all of its assets to the Meridian Fund, in exchange for Legacy Class shares of the Meridian Fund and the assumption by the Meridian Fund of all liabilities of the Jordan Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). The Jordan Fund and the Meridian Fund are referred to collectively as the “Funds.” If approved by the shareholders of the Jordan Fund, the Reorganization is anticipated to occur on or around the second half of June 2015.

Upon completion of the Reorganization, each shareholder of the Jordan Fund will receive the number of full and fractional Legacy Class shares of the Meridian Fund equal in value as of the Valuation Time (as defined in the Plan of Reorganization) to the total value of the Jordan Fund shares held by that shareholder immediately prior to the Reorganization.

The Jordan Fund and the Meridian Fund are each a separate series of separate open-end management investment companies. Arrowpoint Asset Management, LLC (“Arrowpoint”) currently serves as the investment adviser to the Meridian Fund and will continue to serve as investment adviser following the completion of the Reorganization. This Prospectus/Proxy Statement includes a comparison of the Jordan Fund against the Meridian Fund.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed on or about April 19, 2015 to shareholders of record as of March 27, 2015. It explains concisely what you should know before voting on the proposal. Please read it carefully and keep it for future reference.

To obtain directions to attend the Special Meeting, please call 1-866-751-6310. You may obtain free copies of the Jordan Fund’s annual reports, semi-annual reports, its prospectus, and statement of additional information, the statement of additional information for this Prospectus/Proxy Statement, or other information by calling 1-800-441-7013. You may request information about the Meridian Fund by calling 1-800-446-6662.

Like shares of the Jordan Fund, shares of the Meridian Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the Meridian Fund.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

This document is designed to give you the information you need to vote on the proposal with respect to the Jordan Fund. If there is anything you do not understand, please contact the Jordan Fund at 1-866-751-6310.

The Meridian Fund is subject to certain of the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC. You may review and copy information about the Meridian Fund, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Meridian Fund on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the Jordan Fund, dated April 19, 2015, as supplemented from time to time;

(ii) the statement of additional information of the Jordan Fund, dated April 19, 2015 as supplemented from time to time;

(iii) the prospectus of the Meridian Fund, dated October 31, 2014, as supplemented from time to time;

(iv) the statement of additional information of the Meridian Fund, dated October 31, 2014, as supplemented from time to time;

(v) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganization, dated April 19, 2015 (the “Reorganization SAI”);

(vi) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Jordan Fund included in its Annual Report to Shareholders for the fiscal years ended December 31, 2013 and December 31, 2014 and the Semi-Annual Report to its Shareholders, dated June 30, 2014; and

(v) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Meridian Fund included in its Annual Report to Shareholders for the fiscal years ended June 30, 2013 and June 30, 2014 and its Semi-Annual Report to Shareholders, dated December 31, 2014, which is unaudited.

PROPOSAL 1 – APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Overview of the Reorganization

At its meeting held on March 12-13, 2015, the Board considered the recommendation of Windowpane Advisors LLC (“Windowpane”), the Jordan Fund’s current investment adviser, that the Jordan Fund be reorganized with and into the Meridian Fund. In making this recommendation, Windowpane noted that the Jordan Fund experienced significant redemptions in the bear market of 2007 and 2008 and has been unable to attract meaningful assets since that time. Windowpane further advised the Board that it is their belief that its investment style for the Fund, as well as the investment style of Hellman Jordan Management Co., Inc. (“Hellman Jordan”) the current sub-adviser to the Jordan Fund, has fallen out of favor with many investors and that prospects for future growth were limited. Windowpane advised the Board that it believes investors are seeking greater diversification amongst industries and securities, and less volatility, than that offered by the Jordan Fund. Windowpane advised the Board that it believes that the Meridian Fund, and its investment adviser, Arrowpoint Asset Management LLC (“Arrrowpoint”), are better positioned to deliver performance in line with the expectations of Jordan Fund shareholders going forward.

The Board also considered that the Reorganization was expected to provide meaningful expense savings to shareholders. The Board considered that total expenses of the Meridian Fund as of December 31, 2014 were 1.44%, before waivers, as compared to 1.58% for the Jordan Fund. In addition, the Board considered that after consummation of the Reorganization, the total expenses of the combined Fund was expected to be 1.15%, subject to recoupment of prior waivers and reimbursements by Arrowpoint. Finally, the Board considered that Arrowpoint has agreed, if fund expenses were to increase after consummation of the Reorganization, to waive fees or reimburse fund expense to the extent necessary to cap total fund operating expenses for the Meridian Fund at 1.25%. This expense cap will be in place for at least two (2) years following the Reorganization. The Board further considered that while the base management fee for Arrowpoint was the same as the advisory fee for Windowpane at 1.00%, of average daily net assets, the Arrowpoint management fee contained breakpoints which would result in further fee reductions if assets were to grow above $10 million. Therefore, if the Reorganization is consummated, the total assets of the Meridian Fund are expected to exceed $50 million which would result in a blended advisory fee of 0.87% and a total expense ratio, before waiver of 1.15%. These lower fees and the expense cap are expected to provide meaningful expense savings to shareholders.

The Board reviewed information about the Meridian Fund and Arrowpoint. The Board noted that Arrowpoint has been managing the Meridian Fund since September 2013 and therefore has just over one (1) year of performance information managing the Fund. The Board considered that while the performance of the Meridian Fund and the Jordan Fund have been roughly comparable since Arrowpoint began managing the Meridian Fund, the Board also considered that such short-term performance was of limited utility. The Board also considered the differences in the investment objectives, principal investment strategies, non-fundamental limitations and risks of each Fund. The Board took into account that shareholders of the Jordan Fund who did not wish to be invested in the Meridian Fund could redeem their shares prior to the Reorganization without the imposition of the 2.00% redemption fee.

The Board also considered the following matters, among others, in approving Proposal 1:

•	The Terms and Conditions of the Reorganization. The Board reviewed and approved the terms of the Plan of Reorganization, noting that the proposed Reorganization would be submitted to the Jordan Fund’s shareholders for approval.

•	No Dilution of Shareholder Interests. The Board considered that the proposed Reorganization would not result in a dilution of shareholder interests.

•	Expenses Relating to the Proposed Reorganization. The Board noted that Arrowpoint will bear the costs associated with the proposed Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing this Proxy Statement and the cost of copying, printing and mailing proxy materials.

•	Assumption of Liabilities. The Board took note of the fact that, under the Plan of Reorganization, the Meridian Fund would assume all of the liabilities of the Jordan Fund.

•	Tax Consequences. The Board considered that the proposed Reorganization is expected not to result in taxable income or gain or other adverse federal tax consequences.

•	Expenses and Expense Caps. The Board considered that the total operating expenses of the combined Fund was expected to be 1.15%, subject to recoupment of prior waivers and reimbursements by Arrowpoint, providing significant expense savings to shareholder. In addition, the Board considered that Arrowpoint has agreed, if fund expenses were to increase after consummation of the Reorganization, to waive fees or reimburse fund expenses to the extent necessary to limit total fund operating expenses for the Meridian Fund at 1.25%. This expense cap will be in place for at least two (2) years following the Reorganization. Lower fees and the expense cap are expected to provide meaningful expense savings to shareholders.

The Board also considered that Windowpane may be subject to a conflict of interest in making this recommendation. The Board noted that Michael Stolper, a principal of Windowpane, is a director of the Meridian Fund and that Windowpane will receive compensation from Arrowpoint (not from the Jordan or the Meridian Fund) which is based on a percent of assets transferred for an extended period of time after the Reorganization.

On the basis of these considerations and the additional reasons discussed below under “Further Information About the Proposed Reorganization – Reasons for the Reorganization,” the Board of Trustees of the Trust has concluded that: (1) the Reorganization is in the best interests of the Jordan Fund and its shareholders, and (2) the interests of the existing shareholders of the Jordan Fund will not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND

INVESTMENT POLICIES

The Jordan Fund has similar, but not identical, investment objectives and principal investment strategies as the Meridian Fund. Non-fundamental policies can be changed by the applicable board without shareholder approval. This section summarizes the key differences. Please be aware, however, that this is only a brief discussion. More complete information may be found in the Jordan Fund’s and the Meridian Fund’s respective prospectuses and statements of additional information.

	Jordan Fund	Meridian Fund
Investment Objective	The Jordan Fund seeks capital appreciation	The Meridian Fund seeks long-term growth of capital along with income as a component of total return.

Principal Investment Strategies	The Jordan Fund invests in companies that Hellman, Jordan Management Co., Inc. (the “Sub-Adviser”) believes are experiencing or will experience earnings growth. The Fund generally invests primarily in a diversified portfolio of publicly-traded stocks of U.S. companies irrespective of market capitalization size. At any given time, the Fund may have more than 25% of its assets in any one of the following sectors—consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology or telecommunications services. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”). The Fund may invest from time to time in emerging markets through ADRs.	The Meridian Fund seeks to maximize total return by investing primarily in a diversified portfolio of dividend-paying equity securities of U.S. companies that have the potential for capital appreciation and which the Investment Adviser believes may have the capacity to raise dividends in the future. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities in domestic and foreign companies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the

The Jordan Fund will not invest more than 35% of its total assets in debt securities such as government or corporate bonds, including direct and indirect obligations of the U.S. Government. As part of its holdings in fixed-income securities, the Fund may also invest up to 25% of its assets in noninvestment grade debt securities of U.S. issuers, otherwise known as “high-yield” or “junk” bonds.” The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Jordan Fund may also sell options purchased and write “covered” call options.

The Sub-Adviser may sell a stock if: (1) it subsequently fails to meet the Sub-Adviser’s initial investment criteria; (2) a more attractively priced company is found or if funds are needed for other purposes; (3) it becomes overvalued relative to the long-term expectation for the stock price; or (4) views change of the individual holdings as well as the general market. The Sub-Adviser actively trades the Fund’s portfolio.

Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.”

These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth or dividend prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Investment Policies – Fundamental Investment Restrictions

The following fundamental investment restrictions provide that the Jordan Fund may not:

(1) borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33-1/3% of the Jordan Fund’s total assets;

(2) invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries (other than U.S. government agency and instrumentality securities);

(3) underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Jordan Fund may be deemed to be an underwriter;

(4) make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Jordan Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Jordan Fund from purchasing or selling options and or from investing in securities or other instruments backed by physical commodities); or

(7) issue senior securities except pursuant to Section 18 of the 1940 Act. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions

The following fundamental investment restrictions provide that the Meridian Fund may not:

(1) with respect to 75% of the Meridian Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Meridian Fund’s total assets would be invested in the securities of that issuer, or (ii) the Meridian Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) purchase the securities of companies in a particular industry if, thereafter, more than 25% or more of the value of the Meridian Fund’s total assets would consist of securities issued by companies in that industry, (this restriction does not apply to obligations issued and guaranteed by the U.S. government, its agencies or instrumentalities);

(3) purchase the securities of any other investment company, except by purchase in the open market where, to the best information of the Meridian Fund, no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase and, after such purchase, not more than 5% of the value of the Meridian Fund’s total assets would consist of such securities, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Meridian Fund’s shareholders;

(4) invest in companies for the purpose of exercising control or management;

(5) purchase or sell real estate, provided that the Meridian Fund may invest in readily marketable securities secured by real estate or interest therein or issued by companies which invest in real estate or interests therein (including real estate investment trusts);

(6) purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs;

(7) make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(8) purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

(9) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Meridian Fund may be deemed an underwriter under federal or state securities laws; or

(10) invest in the securities of any issuer which shall have a record of less than three years of continuous operation (including the operation of any predecessor) if, immediately after and as a result of such investment, the value of the Meridian Fund’s holdings of such securities exceeds 25% of the value of the Meridian Fund’s total assets. This restriction does not apply to any obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

(11) borrow for investment purposes or issue senior securities. The Meridian Fund, however, may borrow from banks an amount not to exceed 5% of the Meridian Fund’s total assets, determined immediately after the time of the borrowing, as a temporary measure for extraordinary or emergency purposes;

(12) participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Meridian Fund’s investment adviser, to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

(13) knowingly purchase from or sell portfolio securities to its officers, directors, or other “interested persons” (as defined in the 1940 Act) of the Meridian Fund, other than otherwise unaffiliated broker-dealers;

(14) purchase or retain the securities of an issuer if, to the Meridian Fund’s knowledge, one or more of the directors, officers or employees of the Meridian Fund or the Meridian Fund’s investment adviser individually own beneficially more than 1/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities; or

(15) invest more than 10% of its net assets in securities and other assets for which there is no ready market.

Investment Policies – Non-fundamental Investment Restrictions

The following non-fundamental investment restrictions may be changed by the Jordan Fund Board without shareholder approval and provide that the Jordan Fund may not:

(1) invest in the securities of any investment company except to the extent permitted by the 1940 Act;

(2) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in options are not deemed to constitute selling securities short;

(3) invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Jordan Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Jordan Fund Board;

(4) purchase securities on margin, except that the Jordan Fund may use short-term credit for the clearance of the Jordan Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(5) purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets;

(6) t write put options, except that the Jordan Fund may write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Jordan Fund will not invest in futures contracts; or

(7) make investments for the purpose of exercising control of an issuer. Investments by the Jordan Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control

The Meridian Fund has the following non-fundamental investment policies that may be changed by the Meridian Fund Board without shareholder approval:

(1) Meridian Fund’s investment objective is non-fundamental and may be changed by the Meridian Fund Board without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change in the Meridian Fund’s investment objective; and

(2) the Meridian Fund may engage in short sales, which involves selling a security that the Meridian Fund borrows and does not own. The Meridian Fund’s Board may impose limits on the Meridian Fund’s investments in short sales. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

COMPARISON OF PRINCIPAL INVESTMENT RISKS

	Jordan Fund	Meridian Fund
Principal Investment Risks	The Jordan Fund is subject to the following principal investment risks:	The Meridian Fund is subject to the following principal investment risks:

	Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.	Market Risk: The value of the Meridian Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Meridian Fund may be more or less than your purchase price.

Management Risk: The portfolio manager’s judgment as to the growth potential or value of a stock proves to be wrong.	Investment Strategy Risk: The Investment Adviser uses the Meridian Fund’s principal investment strategies and other investment strategies to seek to achieve the Meridian Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Company Risk: The value of the Jordan Fund may decrease in response to the activities and financial prospects of an individual company in the Jordan Fund’s portfolio.	Equity Securities Risk: Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Small and Medium Sized Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.	Small Company Risk: Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign and Emerging Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets; these risks are greater in emerging markets.	Foreign Securities Risk: Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Meridian Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Debt/Fixed Income Securities Risk: The risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The value of your investment in the Jordan Fund may change in response to changes in the credit ratings of the Jordan Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.	Debt Securities Risk: Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Meridian Fund may not be able to sell portfolio securities because there are too few buyers for them.

Non-Investment Grade Debt Securities Risk: The issuers of fixed income securities, particularly non-investment grade, otherwise known as “high-yield” or “junk” bonds, held by the Jordan Fund, may fail to make timely payments of interest or principal, or may stop making such payments all together.	High Yield Bond Risk: Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Derivatives Risk: Purchasing options can be riskier than many investment strategies and may result in greater volatility for the Jordan Fund.	N/A

Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Jordan Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Jordan Fund’s shareholders.	N/A

Sector-Focus Risk: Investing a significant portion of the Jordan Fund’s assets in one sector of the market exposes the Jordan Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors. If the Jordan Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Jordan Fund than a fund that is not overweighted in that sector.	N/A

N/A	Income Risk: The Meridian Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Meridian Fund on the securities it holds declines or is insufficient to pay such distributions.

COMPARISON OF FEES AND EXPENSES

The following tables summarize the fees and expenses you may pay as an investor in the Meridian Fund, the expenses that the Jordan Fund incurred for the fiscal year ended December 31, 2014, the expenses for the Meridian Fund for the six months ended December 31, 2014, and the pro forma estimated expense ratios of the Meridian Fund assuming consummation of the Reorganization, which is anticipated to occur on or around the second half of June 2015.

The tables are provided to help you understand the expenses of investing in the Meridian Fund and your share of the operating expenses that the Meridian Fund incurs and that Arrowpoint expects the Meridian Fund to incur in the first year following the Reorganization.

	Jordan Fund (current)	Meridian Fund, Legacy Class (current)	Meridian Fund, Legacy Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None

Maximum deferred sales charge (load)	None	None	None

Redemption Fee (as a percentage of amount redeemed within 60 days)	2.00%	2.00%	2.00%

Exchange Fee	None	None	None

Transaction Fee on Redemption by Wire	$15.00	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	0.93%[1]	0.87%[1]

Distribution and Service (12b-1) Fees	None	None	None

Other Expenses	0.58%	0.43%	0.28%

Total Annual Fund Operating Expenses	1.58%	1.36%	1.15%

Fee Waivers and/or Expense Reimbursements	None	(0.11%)	None

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.58%	1.25%[2]	1.15%[2]

[1]	Arrowpoint receives advisory fees from the Meridian Fund paid monthly based on an annual rate of 1.00% up to the first $10 million, 0.90% on the next $20 million, 0.80% on the next $20 million, and 0.70% on assets greater than $50 million of the Meridian Fund’s average daily net assets.
[2]	For a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation was made by Arrowpoint (or its predecessor), the Meridian Fund Legacy Class has carried forward, and may repay Arrowpoint such amounts; provided the Meridian Fund is able to effect such reimbursement and maintain the expense limitation. Such repayments, if any, would cause the Total Annual Fund Operating Expenses for the Meridian Fund Legacy Class to be higher.

Examples

This example is intended to help you compare the costs of investing in the Meridian Fund, the Jordan Fund, and the proposed combined fund (collectively, the “Funds”). This example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that each of the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Jordan Fund (current)	$161	$499	$860	$1,878
Meridian Fund (current)	$127	$420	$734	$1,626
Meridian Fund (pro forma combined) (1)	$117	$365	$633	$1,398

(1)	For a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation was made by Arrowpoint (or its predecessor), the Meridian Fund Legacy Class has carried forward, and may repay Arrowpoint such amounts; provided the Meridian Fund is able to effect such reimbursement and maintain the expense limitation. Such repayments, if any, would cause the Total Annual Fund Operating Expenses for the Meridian Fund Legacy Class to be higher.

Portfolio Turnover

The Jordan Fund and the Meridian Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recently completed fiscal year, the Jordan Fund’s portfolio turnover rate was 176% of the average value of its portfolio. For the six month period ended December 31, 2014, the Meridian Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

COMPARISON OF PURCHASE, REDEMPTION, AND EXCHANGE PROCEDURES

This section will help you compare the procedures for purchasing, redeeming and exchanging shares of the Jordan Fund with the corresponding procedures of the Meridian Fund. Please be aware that this is only a brief discussion. More complete information may be found in the respective prospectuses and statements of additional information for the Jordan Fund and the Meridian Fund.

	JORDAN FUND PROCEDURES	MERIDIAN FUND PROCEDURES (LEGACY CLASS)
	Purchases	Purchases

General Information	Shares of the Jordan Fund may be purchased by completing an account application, by mail, telephone or Internet, or through a financial intermediary.	Shares of the Meridian Fund may be purchased by completing an account application, by mail, telephone or internet, or through a financial intermediary.

Investment Minimums	The minimum initial investment for the Jordan Fund is $10,000 The minimum additional investment in the Jordan Fund is $500.	The minimum initial investment for the Meridian Fund is $1,000 The minimum additional investment in the Meridian Fund is $50.

	Redemptions	Redemptions

Redemption Policies	The Jordan Fund is intended for long-term investors. Short-term “market timers” that engage in frequent purchases and redemptions can disrupt the Jordan Fund’s investment program and create additional transaction costs that are borne by all of the Jordan Fund’s shareholders. For these reasons, the Jordan Fund assesses a 2.00% fee on the redemption of Jordan Fund shares held for 60 days or less.	The Meridian Fund is intended for long-term investors and not for those who trade frequently in their shares. The Meridian Fund is not intended to accommodate frequent purchases and redemptions of shares by shareholders. Short-term trading into and out of the Meridian Fund may harm performance. For these reasons the Meridian Fund Board has adopted a Short-Term trading policy that imposes a 2.00% short-term redemption fee when shares are redeemed within 60 days of purchase.

Redemption Procedures	Shares of the Jordan Fund may be redeemed either directly with the Jordan Fund’s transfer agent by mail, telephone or through the internet or with a financial intermediary.	Shares may be redeemed either directly with the Meridian Fund’s transfer agent by mail, telephone or through the internet or with a financial intermediary.

Redemption Payments	Redemption proceeds will generally be sent not later than seven calendar days after the Jordan Fund receives the redemption request.	Redemption proceeds will generally be sent not later than seven calendar days after the Meridian Fund receives the redemption request.

Redemption In-Kind	The Jordan Fund reserves the right to pay redemption proceeds in whole or in part by a distribution of securities from the Jordan Fund’s portfolio.	The Meridian Fund reserves the right to pay redemption proceeds in kind under certain circumstances.

Redemption Fees	The Jordan Fund imposes a 2.00% redemption fee when shares are redeemed within 60 days of purchase.	The Meridian Fund imposes a 2.00% short-term redemption fee when shares are redeemed (either by selling or exchanging into another fund) within 60 days of purchase.

	Exchanges	Exchanges

General	N/A	Shares of the Meridian Fund may be exchanged for shares of the Meridian Growth Fund, Meridian Contrarian Fund, or the Meridian Small Cap Growth Fund on any day the NYSE is open for regular trading. If a shareholder holds shares directly with the Meridian Fund, the shareholder may generally exchange shares of the Meridian Fund for shares of any of the other above listed funds.

COMPARISON OF VALUATION PROCEDURES

Both the Jordan Fund and the Meridian Fund calculate the fund shares’ net asset value (“NAV”) at the close of the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each weekday except days when the New York Stock Exchange is closed. The Jordan Fund determines NAV by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding. The Meridian Fund uses a substantially similar process. NAV for the Meridian Fund shares is determined by totaling the value of all of the portfolio securities, cash and other assets, and subtracting from that all liabilities, including accrued expenses, attributable to a class. The total NAV is then divided by the total number of outstanding shares of the class to determine the NAV for each share. Both Funds base the value of securities primarily on market quotes that are readily available at current market value. If the markets are not open or not available to accurately value the securities, both Funds rely on their boards to make a determination of the fair value of securities.

PERFORMANCE INFORMATION

Jordan Fund

The following bar chart and table illustrate the risks of investing in the Jordan Fund by showing the changes of the Jordan Fund’s performance from year to year. The bar chart shows the performance of the Jordan Fund’s shares. The accompanying table compares the Jordan Fund’s shares’ average annual total returns to those of a market index at one year, five years, and ten years. A brief description of the market index is included in the footnotes below. As with all mutual funds, how the Jordan Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance is available on the Jordan Fund’s website at www.jordx.com.

Calendar Year Annual Returns

Best Quarter	Worst Quarter
25.41%	-26.01%
Q2 2009	Q4 2008

The following table compares the Jordan Fund’s average annual total returns over time to those of the S&P 500 Index.

Average Annual Total Returns

(for periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Returns Before Taxes	6.54%	10.85%	8.49%
Returns After Taxes on Distributions*	6.43%	10.81%	7.71%
Return After Taxes on Distributions and Sale of Fund Shares*	3.80%	8.64%	6.63%
S&P 500 Index (no deduction for fees, expenses and taxes)**	13.69%	15.45%	7.67%

*	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
**	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Meridian Fund

The following bar chart and table illustrate the risks of investing in the Meridian Fund by showing the changes of the Meridian Fund’s performance from year to year. The table shows how the Meridian Fund’s average annual returns compare with those of the Meridian Fund’s benchmark, the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

Best Quarter	Worst Quarter
20.06%	-21.28%
Q3 2009	Q4 2008

Average Annual Total Returns

(For the periods ended December 31, 2014)

Legacy Class Shares (1/31/2005)	1 Year	5 Years	Life of Class
Returns Before Taxes	5.23%	13.02%	7.17%
Returns After Taxes on Distributions*	0.68%	11.72%	6.18%
Return After Taxes on Distributions and Sale of Fund Shares*	6.81%	10.49%	5.80%
S&P 500 Index (no deduction for fees, expenses and taxes)**	13.66%	15.44%	8.01%

*	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts). The Return After Taxes on Distributions and Sale of Fund Shares is higher than the other returns due to tax credits.
**	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

OTHER COMPARISONS BETWEEN

THE JORDAN FUND AND THE MERIDIAN FUND

Investment Advisers and Portfolio Managers

Jordan Fund

Windowpane Advisors, L.L.C. (“Windowpane”), located at 550 W. C Street, Suite 960, San Diego, California 92101, acts as the investment adviser to the Jordan Fund. It supervises the investment of the Jordan Fund’s assets and oversees the sub-adviser, subject to the policies and controls of the Jordan Fund’s Board of Trustees. Windowpane is an affiliate of Stolper & Co., Inc. Michael Stolper is President and majority owner of Stolper & Co.. Mr. Stolper also has fifty-percent managing control of Windowpane and is an interested trustee of the Meridian Fund.

The Jordan Fund’s Sub-Advisor is Hellman, Jordan Management Co., Inc. (“Hellman Jordan”). Hellman Jordan is responsible for managing the Jordan Fund’s investment portfolios. The Portfolio Manager is Gerald Reid Jordan, President and Senior Portfolio Manager of the Sub-Adviser. After graduating from Harvard College, Mr. Jordan spent three years as a Position Trader for Salomon Brothers in New York City before attending Harvard Business School. Upon graduation, he founded and managed Lighthouse Management, L.P., a small investment firm. He joined Hellman Jordan in 1996 and since 2003 has served as Senior Portfolio Manager for its separately-managed accounts. He has been Portfolio Manager of the Jordan Fund since its inception in 2001. Mr. Jordan also managed the limited partnership (which later converted into the Jordan Fund) since 1997. The Jordan Fund SAI provides additional information about the Portfolio Manager’s compensation, other accounts and ownership of any securities that the Portfolio Manager holds in the Jordan Fund. Windowpane and Hellman Jordan will not be the investment advisers and will not be involved with the Meridian Fund after the Reorganization.

Meridian Fund

Arrowpoint Asset Management, LLC (“Arrowpoint”), located at 100 Fillmore St., Suite 325, Denver, CO 80206, acts as the investment adviser to the Meridian Fund and will continue to serve as investment adviser following the completion of the Reorganization. It supervises the investment of the Meridian Fund’s assets and places orders with securities broker/dealers for the purchase or sale of securities on behalf of the Meridian Fund, subject to the policies and controls of the Meridian Fund’s Board of Directors.

Arrowpoint is owned by its principals. Arrowpoint’s Portfolio Managers are responsible for buying and selling securities for the Meridian Fund as they see fit, guided by the Meridian Fund’s investment objectives, principal investment strategies, and investment policies. The Portfolio Manager for the Meridian Fund is Minyoung Sohn, CFA. Mr. Sohn, joined Arrowpoint in 2008 and serves as Portfolio Manager of the Meridian Fund effective October 31, 2014. The Meridian Fund SAI provides additional information about the Portfolio Manager’s compensation, other accounts and ownership of any securities that the Portfolio Manager holds in the Meridian Fund.

Advisory Agreements

Jordan Fund

Windowpane provides the Jordan Fund with investment management services under an Investment Advisory Agreement. Under the Investment Advisory Agreement, Windowpane furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Jordan Fund. As compensation for its services, Windowpane is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Jordan Fund. The Jordan Fund’s annual report for the year ended December 31, 2014 includes a discussion of certain factors that the Board of Trustees of Professionally Managed Portfolios considered in approving the Jordan Fund’s advisory agreement with Windowpane.

Subject to the general oversight of the Jordan Fund’s Board and the overall supervision and control of Windowpane, HJM, located at 125 High Street, Suite 800, Boston, Massachusetts 02110, makes decisions regarding the investment and reinvestment of Jordan Fund assets. For sub-advisory services provided to the Jordan Fund, HJM receives a fee from Windowpane at an annual rate of 0.50% of the Jordan Fund’s average daily net assets up to $100 million, plus 0.60% of assets between $100 million and $250 million plus 0.75% of assets over $250 million. A discussion regarding the basis for the Board’s approval of the Jordan Fund’s Sub-Advisory Agreement is available in the Annual Report for the period ended December 31, 2014.

Meridian Fund

If the Reorganization is approved by the shareholders of the Jordan Fund, Arrowpoint, subject to the general supervision of the Meridian Fund, Inc. Board of Directors, will be the Meridian Fund’s investment adviser and will be responsible for the overall and day-to-day management of the assets of the Meridian Fund in accordance with the Meridian Fund’s investment objectives, principal investment strategies, and investment policies. Arrowpoint receives advisory fees from the Meridian Fund paid monthly based on an annual rate of 1.00% up to the first $10 million, 0.90% on the next $20 million, 0.80% on the next $20 million, and 0.70% on assets greater than $50 million of the Meridian Fund’s average daily net assets. The Meridian Fund’s semi-annual report for the six-month period ended December 31, 2014 includes a discussion of certain factors that the Board of Directors of Meridian Fund, Inc. considered in approving the Meridian Fund’s advisory agreement with Arrowpoint.

Distribution/Service (12b-1) Fees

The Jordan Fund and the Meridian Fund Legacy Class do not have Rule 12b-1 plans. Accordingly, neither pays for distribution out of its assets.

Trustees, Directors and Officers

Jordan Fund

The trustees and officers of the Professionally Managed Portfolios (of which the Jordan Fund is a series) are different from those of Meridian Fund, Inc. (of which the Meridian Fund is a series). The following individuals comprise the Board of Trustees of Professionally Managed Portfolios: Dorothy A. Berry (Chairman), Wallace L. Cook, Eric W. Falkeis, Carl A. Froebel, and Steven J. Paggioli. The Officers of the trust are Elaine E. Richards (President and Secretary), Eric VanAndel (Treasurer), and Donna Barrette (Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer).

Meridian Fund

The following individuals comprise the Board of Directors of Meridian Fund, Inc. (the “Corporation”, of which the Meridian Fund is a series) and who will continue to serve as the directors of the Corporation following the Reorganization: James B. Glavin, (Chairman), John S. Emrich, Michael S. Erickson, Edward Keely and Michael Stolper. The Officers of the Corporation are David Corkins (President), Rick Grove (Vice President, Secretary, and Chief Compliance Officer), Derek Mullins (Chief Financial Officer and Treasurer), and Katie Jones (Assistant Treasurer).

Independent Registered Public Accounting Firms (“Auditors”)

The Jordan Fund’s Auditor is Tait, Weller & Baker LLP. The Meridian Fund’s Auditor is PricewaterhouseCoopers LLP.

Other Service Providers

Jordan Fund

Quasar Distributors, LLC (“Quasar”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as principal distributor of the Jordan Fund. Quasar acts as the Jordan Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.

U.S. Bancorp Fund Services (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Jordan Fund’s administrator. USBFS also acts as fund accountant, transfer agent and dividend disbursing agent for the Jordan Fund.

US Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Jordan Fund.

Meridian Fund

Destra Capital Investments LLC, located at One North Wacker Drive, 48th Floor, Chicago, IL 60606 (“Destra”), a related entity of Arrowpoint, has entered into a distribution agreement with the Corporation. Destra and its affiliates may pay commissions, distribution fees and/or other compensation to entities for selling Corporation shares and providing certain distribution-related services to the Corporation’s shareholders. Destra also may receive, and may direct to other eligible financial intermediaries, compensation for providing, directly or indirectly, personal/liaison and related shareholder support services to Corporation shareholders, and may be reimbursed for providing omnibus account services.

BNY Mellon Investment Servicing (US) Inc. serves as transfer agent, redemption, dividend disbursing agent for the Meridian Fund and may, in certain circumstances, also serve as shareholder servicing agent. BNY Mellon Investment Servicing (US) Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

The Bank of New York Mellon is located at One Wall Street, New York, New York, 10286, and serves as custodian of all securities and funds owned by the Meridian Fund.

Charter Documents

The Jordan Fund is a series of Professionally Managed Portfolios, a Massachusetts business trust, and the Meridian Fund is a series of Meridian Fund, Inc., a Maryland corporation. The Trust and the Corporation are governed by their respective governing instruments, by-laws and state laws. Additional information about the governing documents of Professionally Managed Portfolios and Meridian Fund, Inc., is provided below.

Shares

Jordan Fund

Professionally Managed Portfolios, of which the Jordan Fund is a series, is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into separate and distinct series or classes. The series and classes have the rights, powers and duties set forth in Professionally Managed Portfolio’s Amended and Restated Agreement (the “PMP Declaration”) and Declaration of Trust and its Amended and Restated Bylaws (the “PMP Bylaws”).

Meridian Fund

Meridian Fund Inc., of which the Meridian Fund is a series, is authorized to issue 500,000,000 shares of beneficial interest, $0.01 par value, from the Legacy Class series of shares. Shares of each series of Meridian Fund, Inc. have no preemptive or conversion rights.

Voting Rights

Holders of shares of the Professionally Managed Portfolios have one vote for each share held, and a proportionate fraction of a vote for each fractional share. On any matter submitted to a vote of shareholders of the Professionally Managed Portfolios, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Professionally Managed Portfolios Board of Trustees determines that the matter affects one or more series or classes of a series. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have preference, appraisal, conversion or exchange rights.

The PMP Declaration provides that shareholders shall have the power to vote only on: (1) the election of trustees; (2) whether or not a court action should be brought derivatively or as a class action on behalf of Professionally Managed Portfolios or the shareholders; (3) the termination of Professionally Managed Portfolios or any of its series; or (4) such additional matters as may be required by the PMP Declaration, the PMP Bylaws, Professionally Managed Portfolio’s registration with the U.S. Securities and Exchange Commission or any state, or as the Board may consider necessary or desirable.

On each matter submitted to a vote of shareholders of the Meridian Fund, Inc., each shareholder is entitled to one vote for each whole share and proportionate fraction of a vote for each fractional share. On any matter submitted to a vote of shareholders of the Meridian Fund, Inc., shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act, Maryland General Corporation Law or the Meridian Fund, Inc. governing documents. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shareholder Meetings

Meetings of the shareholders of the Jordan Fund may be called by the Board for the purpose of election of trustees and for such other purposes as may be prescribed by law, by the PMP Declaration or by the PMP Bylaws. Meetings of the Jordan Fund shareholders may also be called by the Board from time to time for the purpose of taking action upon any other matter deemed by the Board to be necessary or desirable. A meeting of the Jordan Fund shareholders may be held at any place designated by the Board. Written notice of any meeting of the Jordan Fund shareholders shall be given or caused to be given by the Board by mailing such notice at least seven (7) days before such meeting, postage prepaid, stating the time and place of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Jordan Fund. The PMP Declaration provides that, except when a larger quorum is required by applicable law, forty percent (40%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. Subject to the foregoing requirements for voting shares separately by series, when a quorum is present at a meeting, a majority of the shares voted shall decide any questions and a plurality of votes shall elect a trustee, except when a larger vote is required by any provision of Professionally Managed Portfolio’s governing documents or by applicable law. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

The annual meeting of shareholders of the Meridian Fund, Inc. shall be held in the month of October, at such time as may be designated from time to time by the Board of Directors for the election of directors and the transaction of any business within the powers of the Corporation, except that the Corporation shall not be required to hold an annual meeting in any year in which none of the following matters is required to be acted upon by shareholders under the Investment Company Act of 1940: election of directors, approval of the Investment Advisory and Service Agreement, ratification of the selection of independent public accountants or approval of the Distribution Agreement. Special meetings may be called in the interim by the Chairman of the Board or the President or by a majority of the Board of Directors by vote at a meeting or in writing with or without a meeting. Special meetings of the Meridian Fund shareholders shall be called by the Secretary upon the written request of the holders of shares entitled to not less than 25% of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to Meridian Fund, Inc. the reasonably estimated cost of preparing and mailing the notice thereof, which cost estimate the Secretary of Meridian Fund, Inc. shall determine and specify to such shareholders. Notwithstanding the above requirements for a special meeting, a request from more than a majority of all votes entitled to be cast at such meeting shall be required for a special meeting to be called to consider any matter which is substantially the same as a matter voted upon at any special meeting of the shareholders held during the preceding twelve months.

Shareholder Liability

The Massachusetts statute governing business trusts (the “Massachusetts Statute”) does not include an express provision relating to the limitation of liability of the beneficial owners of a Massachusetts business trust (“MBT”). The PMP Declaration provides that neither Professionally Managed Portfolios nor the Board, nor any officer, employee or agent of Professionally Managed Portfolios shall have any power to bind personally any Jordan Fund shareholders, nor, except as specifically provided herein, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay. Professionally Managed Portfolios shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder and such shareholder shall be entitled out of the assets of the trust to be held harmless from and indemnified against all loss and expense arising from such liability.

Meridian Fund shareholders generally are not personally liable for debts or obligations of the Meridian Fund or the Meridian Fund, Inc. under Maryland law.

Director/Trustee and Officer Liability

The Massachusetts Statute does not include an express provision limiting the liability of the Trustees of a MBT. The PMP Declaration provides that no trustee, officer, employee or agent of Professionally Managed Portfolios shall be subject to any personal liability whatsoever, except that the Trustees are not protected from any liability to which they may be subject as a result of their bad faith, willful misfeasance, gross negligence or reckless disregard in discharging their duties to Professionally Managed Portfolios or its shareholders (“Disqualifying Conduct”). Claimants may only look to the property of Professionally Managed Portfolios or the appropriate series for satisfaction of claims arising in connection with the affairs of Professionally Managed Portfolios. If any trustee, officer, employee or agent of Professionally Managed Portfolios is made a party to any suit or proceeding to enforce any such claim, he or she shall not be held to any personal liability.

The PMP Declaration provides that every person who is, or has been, a trustee or officer of Professionally Managed Portfolios shall be indemnified by Professionally Managed Portfolios to the fullest extent permitted by law. This indemnification covers all liability and expenses reasonably incurred or paid in connection with any proceeding in which he or she becomes involved because of being or having been a trustee or officer. The PMP Bylaws further provide, however, that no indemnification shall be provided to a trustee or officer: (1) for any liability to Professionally Managed Portfolios or the shareholders arising from Disqualifying Conduct; (2) for any matter where the trustee or officer has been finally adjudged to be liable in the performance of his or her duty to Professionally Managed Portfolios unless a legal determination has been made that the person was not liable because he or she engaged in Disqualifying Conduct; or (3) in the event of a settlement resulting in a payment by a trustee or officer, unless there has been a determination that the trustee or officer did not engage in Disqualifying Conduct.

The Meridian Fund, Inc. indemnifies its directors, officers, employees, and agents against all liabilities and expenses incurred by reason of being a director, officer, employee or agent to the fullest extent permitted by law. However, no indemnification may be made by the Meridian Fund, Inc. in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Meridian Fund, Inc. or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Meridian Fund, Inc. nor parties to the proceeding, or (2) legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

The foregoing is a very general summary of certain provisions of the articles of incorporation, trust instruments, and bylaws and state laws governing the Jordan Fund and the Meridian Fund. It is qualified in its entirety by reference to the respective articles of incorporation, trust instruments, bylaws, and state laws.

FURTHER INFORMATION ABOUT THE PROPOSED REORGANIZATION

General

At the Special Meeting, shareholders of the Jordan Fund will be asked to approve the following proposal:

Approval of an Agreement and Plan of Reorganization (the “Plan”) and the transactions it contemplates, including the transfer of all the assets of the Jordan Opportunity Fund, a series of Professionally Managed Portfolios (“Jordan Fund”) to the Meridian Equity Opportunity Fund, a series of Meridian Fund, Inc. (“Meridian Fund”) in exchange for shares of the Meridian Fund and the assumption by the Meridian Fund of all liabilities of the Jordan Fund, and the distribution of such shares to the shareholders of the Jordan Fund in complete liquidation and termination of the Jordan Fund.

Shareholders of record at the close of business on March 27, 2015 are entitled to receive notice of and to vote at the Special Meeting.

If the proposal is approved, the Reorganization will take place pursuant to the Plan, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

Agreements and Plan of Reorganization

The Reorganization is structured as a transfer of all the assets of the Jordan Fund to the Meridian Fund in exchange for the assumption by the Meridian Fund of all the liabilities of the Jordan Fund and for the issuance and delivery of Meridian Fund shares pro rata to Jordan Fund shareholders, who will then become shareholder of the Meridian Fund.

After receipt of the Meridian Fund Shares, pro rata to Jordan Fund shareholders, the legal existence of the Jordan Fund as a series of Professionally Managed Portfolios will be terminated. Each shareholder of the Jordan Fund will receive the number of full and fractional shares of the Meridian Fund equal in value as of the Valuation Time (as defined in the Plan) to the total value of the Jordan Fund shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the Meridian Fund identical in all material respects to the account currently maintained by the Jordan Fund.

The consummation of the Reorganization is subject to the terms and conditions and the representations and warranties set forth in the Plan. The Plan may be terminated by mutual agreement of Professionally Managed Portfolios on behalf of the Jordan Fund and Meridian Fund, Inc., on behalf of the Meridian Fund. In addition, either Professionally Managed Portfolios or Meridian Fund, Inc. may at its option terminate the Plan at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of Professionally Managed Portfolios or the Board of Meridian Fund, Inc., that the consummation of the transactions contemplated therein is not in the best interests of the Jordan Fund or the Meridian Fund, respectively. Arrowpoint will pay all of the legal counsel and other expenses of the Meridian Fund and the Jordan Fund incurred in connection with the Reorganization, whether or not the Reorganization is approved and completed. The Reorganization expenses include, without limitation, board meeting fees and costs, and costs associated with the proxy solicitation of the Jordan Fund shareholders.

The Professionally Managed Portfolios Board has voted to approve the Plan and the proposed Reorganization and to recommend that shareholders also approve the Plan and the transactions it contemplates. The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the Jordan Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Description of the Reorganization Shares

The Meridian Fund Shares will be issued to the Jordan Fund’s shareholders in accordance with the Plan as described above. For a comparative description of the characteristics of the Jordan Fund shares and the Meridian Fund shares, see “Other Comparisons Between the Jordan Fund and the Meridian Fund—Charter Documents” above.

Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides that an investment adviser (such as Windowpane) to a registered investment company may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the new or former investment adviser; and (2) no “unfair burden” may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable to the transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after a change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services). The Board of Trustees is aware that Windowpane will receive compensation from Arrowpoint. However, the Board has been informed by Arrowpoint that Arrowpoint and Meridian Fund, Inc., (with respect to the composition of its board) intend to comply with the section 15(f) safe harbor.

Certain U.S. Federal Income Tax Consequences

It is a condition to the Jordan Fund’s obligation to consummate the Reorganization that the Jordan Fund receive a tax opinion (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a) The transfer of all the Jordan Fund’s assets to the Meridian Fund in exchange solely for Meridian Fund shares and the assumption by the Meridian Fund of all the liabilities of the Jordan Fund followed by the distribution by the Jordan Fund of all the Meridian Fund shares to the Jordan Fund shareholders in complete liquidation of the Jordan Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Meridian Fund and the Jordan Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Meridian Fund upon the receipt of all the assets of the Jordan Fund solely in exchange for Meridian Fund shares and the assumption by the Meridian Fund of all the liabilities of the Jordan Fund.

(c) No gain or loss will be recognized by the Jordan Fund upon the transfer of all the Jordan Fund’s assets to the Meridian Fund solely in exchange for Meridian Fund shares and the assumption by the Meridian Fund of all the liabilities of the Jordan Fund or upon the distribution (whether actual or constructive) of Meridian Fund shares to the Jordan Fund shareholders solely in exchange for such shareholders’ shares of the Jordan Fund in complete liquidation of the Jordan Fund.

(d) No gain or loss will be recognized by the Jordan Fund shareholders upon the exchange of their Jordan Fund shares solely for Meridian Fund shares in the Reorganization.

(e) The aggregate basis of the Meridian Fund shares received by each Jordan Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Jordan Fund shares exchanged therefor by such shareholder. The holding period of Meridian Fund shares received by each Jordan Fund Shareholder will include the period during which the Jordan Fund shares exchanged therefor were held by such shareholder, provided such Jordan Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Jordan Fund’s assets transferred to the Meridian Fund will be the same as the basis of such assets to the Jordan Fund immediately before the Reorganization. The holding period of the assets of the Jordan Fund in the hands of the Meridian Fund will include the period during which those assets were held by the Jordan Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Jordan Fund or the Meridian Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (ii) any Jordan Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting; (iii) any gain or loss that may be recognized on “section 1256 contracts” as defined in section 1256(b) of the Code as a result of the closing of the tax year of the Jordan Fund, or (iv) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Jordan Fund.

Further, no opinion will be expressed as to the effect of the Reorganization on (i) the taxable year of any Jordan Fund shareholder, (ii) the Jordan Fund or the Meridian Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or personal holding company as defined in Section 542 of the Code, (iii) any shares held as a result of or attributable to compensation for services by any person, or (iv) any other U.S. federal tax issues (except those set forth above) or any state, local or foreign tax issues of any kind.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

As of December 31, 2014, the Jordan Fund had no capital loss carryforwards.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws.

Capitalization. The following table shows, as of December 31, 2014, the capitalization of the Jordan Fund and the pro forma combined capitalization of the Meridian Fund, giving effect to the proposed Reorganization as of that date:

	Jordan Fund	Meridian Fund – Legacy Class (current)	Pro Forma Adjustments*	Meridian Fund Pro Forma Combined
Net Assets	$44,955,139	$7,411,347	—	$52,366,486
Shares Outstanding	2,494,749	614,971	1,235,968	4,345,688
Net Asset Value Per Share	$18.02	$12.05	—	$12.05

*	Assuming the completion of the Reorganization.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General

The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies will be paid by Arrowpoint. Shareholder votes will be solicited primarily by mail by certain officers and representatives of Professionally Managed Portfolios, officers, employees or agents of Windowpane, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person. AST Fund Solutions has been retained as proxy tabulator. The anticipated costs of the proxy solicitation are estimated to be $8,500.

As of March 27, 2015 (the “Record Date”), the Jordan Fund had [            ] shares outstanding.

Only shareholders of record on the Record Date are entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Jordan Fund does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting should send their written proposals to the Secretary of the Trust, Elaine E. Richards, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included.

Other Matters to Come Before the Special Meeting

The Board of Trustees of Professionally Managed Portfolios is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

The presence in person or by proxy of the holders of record of forty percent (40%) of the shares of the Jordan Fund issued and outstanding and entitled to vote shall constitute a quorum for the transaction of business at the Special Meeting. For purposes of determining the presence of a quorum for the transaction of business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present, but which have not been voted. Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Accordingly, shareholders are urged to forward their voting instructions promptly.

If a quorum is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. A shareholder vote may be taken on the proposals in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. With respect to adjournment, the persons named as proxies will vote in accordance with their best judgment at the time.

Voting

Approval of the Reorganization by the Jordan Fund will require the affirmative vote of (i) 67% or more of the Jordan Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Jordan Fund, whichever is less.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage-paid envelope or by voting via the Internet or by telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed proxy card or to vote via the Internet or by telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your proxy card.

If you choose to vote by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposal and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot.

For the Reorganization proposal, to the extent not designated, the shares will be voted “FOR” approval of the Reorganization. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of Professionally Managed Portfolios (ii) by properly executing a later-dated proxy that is received by Professionally Managed Portfolios at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously-submitted proxy.

In tallying votes, abstentions and broker non-votes will not count toward the number of votes in favor of the Reorganization proposal, which means they will have the effect of votes against the Reorganization proposal.

Share Ownership

As of the Record Date, the officers, trustees and directors, as applicable, of each of Professionally Managed Portfolios and Meridian Fund, Inc., as a group beneficially owned [    ]% of the outstanding shares of the Jordan Fund. As of the Record Date, the officers, trustees and directors, as applicable, of each of Professionally Managed Portfolios and Meridian Fund, Inc., as a group beneficially owned [    ]% of the outstanding shares of the Meridian Fund.

As of March 27, 2015, the following persons owned of record or beneficially 5% or greater of the Jordan Fund outstanding equity securities:

Jordan Fund

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization

[ ]	[ ]	[ ]	[ ]	[ ]%	[ ]%

Financial Highlights

The financial highlights tables are intended to help you understand the past financial performance for the Jordan Fund and the Meridian Fund. The information reflects financial results for shares of the Jordan Fund and shares of the Meridian Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Jordan Fund or the Meridian Fund, as applicable, (assuming reinvestment of all dividends and distributions). The information regarding the Jordan Fund has been audited by Tait, Weller & Baker LLP, the Jordan Fund’s independent registered public accounting firm, whose report, along with the Jordan Fund’s financial statements, are incorporated herein by reference to the Jordan Fund’s annual report for the year ended December 31, 2014. The information regarding the Meridian Fund has been audited by PricewaterhouseCoopers LLP, the Meridian Fund’s independent registered public accounting firm, whose report, along with the Meridian Fund’s financial statements, are incorporated herein by reference to the Meridian Fund’s annual report for the year ended June 30, 2014, with the exception of the data for the six-month period ended December 31, 2014, which is unaudited.

On or about the Reorganization Date, the Jordan Fund is expected to participate in a tax-free reorganization in which the Jordan Fund is expected to merge into the Meridian Fund. For financial reporting purposes, the surviving fund of the reorganization between the Jordan Fund and the Meridian Fund is the Meridian Fund. As a consequence, the Meridian Fund will carry over the historic performance and financial statements of the Meridian Fund only.

Jordan Fund

Selected Data for Each Share of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Jordan Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Jordan Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Jordan Fund (assuming reinvestment of all dividends and distributions).

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of year	$16.98		$13.12		$11.49	$12.47		$10.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	(0.04	) #	(0.09	) #	0.03 #	(0.05	) #	(0.05)
Net realized and unrealized gain (loss) on investments and options	1.16		3.97		1.62	(0.93)		1.67

Total from investment operations	1.12		3.88		1.65	(0.98)		1.62

LESS DISTRIBUTIONS
From net investment income	—		(0.02)		(0.02)	—		—
From net realized gain	(0.08)		—		—	—		—
Total distributions	(0.08)		(0.02)		(0.02)	—		—
Paid in capital from redemption fees	0.00	*	0.00	*	0.00 *	0.00	*	0.00 *
Net asset value, end of year	$18.02		$16.98		$13.12	$11.49		$12.47

TOTAL RETURN	6.54%		29.65%		14.39%	(7.86%)		14.39%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$45.0		$48.4		$49.7	$68.5		$108.2
Portfolio turnover rate	176%		139%		191%	234%		246%
Ratio of expenses to average net assets	1.58%		1.50%		1.45%	1.34%		1.37%
Ratio of net investment income (loss) to average net assets	(0.24)%		(0.60%)		0.22%	(0.38)%		(0.41)%

#	Calculated using the average shares outstanding method
*	Less than $0.01 per share.

Meridian Fund – Legacy Class Shares

Selected Data for Each Share of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Meridian Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Month Period Ended December 31, 2014 (Unaudited)		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011		Year Ended June 30, 2010
Net asset value, beginning of period	$14.59		$12.35	$10.71	$10.61	$8.51		$6.88

Income (loss) From Investment Operations:
Net investment income 1	0.09		0.24	0.24	0.22	0.20		0.19
Net realized and unrealized gain	0.04		2.22	1.68	0.09	2.11		1.63

Net increase from investment operations	0.13		2.46	1.92	0.31	2.31		1.82

Less Distributions to Shareholders:
Distributions from net investment income	(0.25)		(0.22)	(0.28)	(0.21)	(0.21)		(0.19)
Distributions from net realized capital gains	(2.42)		0.00	0.00	0.00	0.00		0.00

Total distributions to shareholders	(2.67)		(0.22)	(0.28)	(0.21)	(0.21)		(0.19)

Net asset value, end of period	$12.05		$14.59	$12.35	$10.71	$10.61		$8.51

Total return	0.61	% [2]	20.04%	18.28%	3.09%	27.30%		26.44%

Ratios to Average Net Assets/Supplemental Date
Net assets, end of period (000’s)	$7,411		$33,649	$28,697	$30,744	$35,644		$24,937
Ratio of Expenses to average net assets
Before fees waived	1.36	% [3]	1.37%	1.53%	1.41%	1.25%		1.30%
After fees waived	1.25	% [3]	1.25%	1.25%	1.25%	1.25	% [4]	1.25%
Ratio of net investment income to average net assets after fees waived	1.28	% [3]	1.75%	2.08%	2.17%	2.04%		2.27%
Portfolio turnover rate	113	% [2]	35%	44%	31%	29%		63%

[1]	Per share net investment income has been calculated using the average daily shares method.
[2]	Not Annualized.
[3]	Annualized.
[4]	Includes fees waived, which were less than 0.01%.

Form of

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [        ] day of March, 2015 by Meridian Fund, Inc., a Maryland corporation (the “Acquiring Company”), on behalf of the Meridian Equity Income Fund (the “Acquiring Fund”); Professionally Managed Portfolios, a Massachusetts business trust (the “Selling Trust”), on behalf of the Jordan Opportunity Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); Arrowpoint Asset Management, LLC, the investment adviser to the Acquiring Fund (“Arrowpoint”), (for purposes of Sections 5.11, 5.13, 9.1, and 12.2 of the Agreement only); and Windowpane Advisors, L.L.C., the investment adviser to the Selling Fund (“Windowpane”) (for purposes of Sections 5.11, 5.13, and 12.2 of the Agreement only). The principal place of business of the Acquiring Company is 100 Fillmore Street, Suite 325, Denver, Colorado 80206; the principal place of business of the Selling Trust is 615 East Michigan Street, Milwaukee, Wisconsin 53202; the principal place of business of Arrowpoint is 100 Fillmore Street, Suite 325, Denver, Colorado 80206; and the principal place of business of Windowpane is 550 West “C” Street, Suite 960, San Diego, California 92101.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting Legacy Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; immediately followed by (ii) the distribution of the Acquiring Fund Shares to the Selling Fund shareholders and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a series of the Acquiring Company, the Selling Fund is a series of the Selling Trust, the Acquiring Company and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Directors of the Acquiring Company has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR SHARES OF

THE ACQUIRING FUND AND THE ASSUMPTION OF THE SELLING FUND’S

LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE REORGANIZATION. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED.

(a) The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, cash equivalents, securities, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and other rights (including, but not limited to, rights to indemnification and contribution) and claims (including but not limited to, claims for breach of contract) owned by the Selling Fund, any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1, books and records of the Selling Fund, and any other property owned by the Selling Fund at the Valuation Time, as such term is defined in Section 2.1.

(b) Not less than ten (10) calendar days before the Closing Date, the Selling Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and such Acquiring Fund will provide the Selling Fund with a copy of the current investment objectives and policies applicable to the Acquiring Fund. The Selling Fund reserves the right, in the normal course of business, to sell or otherwise dispose of any of the securities or other assets shown on the schedule of the Selling Fund’s assets before the Closing Date and to purchase securities after providing the Schedule to the Acquiring Company. Not less than five (5) calendar days before the Closing Date, the Acquiring Fund will advise the Selling Fund, in writing, of any investments of such Selling Fund shown on such schedule that the Acquiring Fund does not desire to hold on the Closing Date, pursuant to its stated investment objectives and policies. If the Selling Fund holds any investments that the Acquiring Fund does not desire to hold on the Closing Date under its stated investment objectives or policies, the Selling Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable and if consistent with its fiduciary duty to the Selling Fund Shareholders (defined in Section 1.4)In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Selling Fund, if requested by the Acquiring Fund and if consistent with its fiduciary duty to the Selling Fund Shareholders, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

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1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations to the extent possible before the Closing Date, except for such expenses set forth in Section 9.1. The Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement. If prior to the Closing Date any of the parties identify a liability that the parties mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of liabilities hereunder and shall be listed on a schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”). The Acquiring Fund shall not assume any liability for any obligation of the Selling Fund to file reports with the Securities and Exchange Commission (the “Commission”), Internal Revenue Service or any other federal, state or local regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Selling Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is practicable, but no later than six (6) months after the Closing Date (the “Liquidation Date”): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, to its shareholders of record determined as of the Valuation Time (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Acquiring Fund Shares of the Acquiring Fund received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund in an amount computed in the manner set forth in Section 2.3, and will then be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the Commonwealth of Massachusetts that may be required under the laws thereof to effect the termination of the Selling Fund, and shall file final tax returns of the Selling Fund with the State of Massachusetts if required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

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1.8 TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Massachusetts law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth under the 1940 Act.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) (or such other time as set forth in the Selling Fund’s valuation policies and procedures) on the Closing Date (such time and date being hereinafter called the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Declaration of Trust, Bylaws and policies and procedures (the “Selling Trust Governing Documents”) and the Selling Fund’s then-current prospectus and statement of additional information.

2.2 VALUATION OF ACQUIRING FUND SHARES. The aggregate net asset value of Acquiring Fund Shares shall be the aggregate net asset value of the Acquiring Fund at the Valuation Time, using the valuation procedures set forth in the Acquiring Company’s articles of incorporation, as amended and supplemented, its Bylaws and policies and procedures (the “Acquiring Company Governing Documents”), and the Acquiring Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in connection with this Agreement shall be determined by dividing the net asset value of the Selling Fund, determined in accordance with the valuation procedures referred to in Section 2.1, by the per share net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in Section 2.2. The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Selling Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Selling Fund Shares.

2.4 EFFECT OF SUSPENSION IN TRADING. In the event that at the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund and/or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the

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NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund and/or the Selling Fund is impracticable, the Valuation Time shall be postponed until the close of regular trading on the NYSE on first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on June 13, 2015 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the Valuation Time. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of Arrowpoint in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause U.S. Bank, N.A., as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause U.S. Bank Fund Services Inc. (“USBFS”), as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause BNY Mellon Investment Servicing (US) Inc., its transfer agent, to issue and deliver to the Secretary of the Selling Fund (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund’s account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other parties such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other parties or their respective counsel may reasonably request to effect the transactions contemplated by this Agreement.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust and Bylaws, each as amended from time to time, to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust Governing Documents.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to approval by the Selling Fund Shareholders) will not result, in the violation of any provision of the Selling Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization, the Selling Fund has no material contracts or other commitments that will be terminated with liability to the Selling Fund before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The annual financial statements of the Selling Fund for the fiscal year ended December 31, 2014 have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of December 31, 2014, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

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(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j) All issued and outstanding shares of the Selling Fund are: (i) duly and validly issued and outstanding shares of the Selling Trust; and (ii) holders of the Selling Fund shares will not have any obligation to make payments to the Selling Trust or its creditors or contributions to the Selling Trust or its creditors solely by reason of the holders’ ownership of the Selling Fund shares. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and all other applicable federal, state and local laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(o) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p) For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement and the filing of any documents that may be required under Massachusetts law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

(r) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

(s) (i) At least 33 1/3% of the assets of the Selling Fund meet the investment objectives, strategies, policies, risks and restrictions of the Acquiring Fund, (ii) the Selling Fund has not altered its portfolio in connection with the Reorganization in order to meet the foregoing 33 1/3% threshold, and (iii) the Selling Fund did not modify any of its investment objectives, strategies, policies, risks or restrictions in connection with the Reorganization.

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4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Company is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its articles of incorporation and by-laws, each as amended or supplemented from time to time, to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Acquiring Fund is a separate series of the Acquiring Company duly authorized in accordance with the applicable provisions of the Acquiring Company Governing Documents.

(c) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Company Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Company or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Company or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Company nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(g) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(h) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and all other applicable federal, state and local laws and regulations.

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(i) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(j) For each taxable year of its operations prior to the Closing Date, the Acquiring Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code.

(k) The annual financial statements of the Acquiring Fund for the fiscal year ended June 30, 2014, which have been audited by an independent registered public accounting firm, and the unaudited semi-annual financial statements of the Acquiring Fund for the six-month period ended December 31, 2014, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of June 30, 2014, and December 31, 2014 respectively, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquiring Company, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Company, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the filing of any documents that may be required under Maryland state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m) The Acquiring Fund agrees to use all commercially reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any other applicable federal and state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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(n) The Acquiring Company’s Board of Directors satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Company.

(o) (i) At least 33 1/3% of the assets of the Selling Fund meet the investment objectives, strategies, policies, risks and restrictions of the Acquiring Fund, (ii) the Acquiring Fund did not modify any of its investment objectives, strategies, policies, risks or restrictions in connection with the Reorganization, and (iii) the Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks or restrictions after the Reorganization without shareholder approval and/or notice.

(p) To the knowledge of the Acquiring Fund’s management, there is no plan or intention by the Selling Fund shareholders to sell, exchange, or otherwise dispose of a number of Selling Fund shares (or Acquiring Fund shares received in the Reorganization), in connection with the Reorganization, that would reduce the Selling Fund shareholders’ ownership of the Selling Fund shares (or equivalent Acquiring Fund shares) to a number of shares that is less than 50% of the current number of Selling Fund shares outstanding.

(q) The Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of the Selling Fund.

(r) There is no indebtedness existing between the Acquiring Fund and the Selling Fund that was issued, acquired, or will be settled at a discount.

(s) The Acquiring Fund has no plan or intention to reacquire any of the Acquiring Fund shares issued in the Reorganization other than redemptions that the Acquiring Fund will make as an open-end investment company pursuant to Section 22(c) of the Investment Company Act of 1940.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

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5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Company will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

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5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 SELLING FUND FINANCIAL STATEMENTS. The audited financial statements for the annual period ended December 31, 2014, will be prepared in accordance with generally accepted accounting principles, and such statements (copies of which will be furnished to the Acquiring Fund) will fairly reflect the financial condition of the Selling Fund as of December 31, 2014, and there will be no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

5.10 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Company or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Paul Hastings LLP to render the tax opinion contemplated in this Agreement.

5.11 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Company agrees that for a period of three (3) years after the Closing Date, the Acquiring Company will maintain the composition of its Board of Directors so that at least 75% of the board members of the Acquiring Fund or the Acquiring Company, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of Arrowpoint; and (b) Arrowpoint agrees that for a period of two (2) years after the Closing Date, neither Arrowpoint nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) shall impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.12 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.13 CONFIDENTIALITY.

(a) The Acquiring Company, the Acquiring Fund, the Selling Trust, the Selling Fund, Arrowpoint and Windowpane (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected

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Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Company and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Company’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Fund is a legally designated, separate series of the Acquiring Company, and the Acquiring Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its articles of incorporation and Bylaws, each as amended or supplemented from time to time, to own all of its properties and assets and to carry on its business as presently conducted.

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(b) The Acquiring Company is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Company’s articles of incorporation or Bylaws, each as amended or supplemented from time to time.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Company on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Company on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may also rely on the opinion of other counsel to the extent set forth in such opinion. With respect to the opinion on the enforceability of this Agreement, Davis Graham & Stubbs LLP may assume without any independent investigations that the laws of the State of Maryland are identical in all respects to the corporate laws of the State of Colorado.

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ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquiring Fund shall have received on the Closing Date an opinion from Paul Hastings LLP, or local Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Fund is a duly authorized separate series of the Selling Trust, and the Selling Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust and Bylaws, each as amended from time to time, to own all of its properties and assets and to carry on the business as presently conducted.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Declaration of Trust, as amended (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Paul Hastings LLP, or local Massachusetts counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.3 As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to Closing as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Company Governing Documents, or of investment restrictions disclosed in the Registration Statement.

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7.4 The Selling Trust shall have declared all necessary distributions to the Selling Fund Shareholders, which, together with all previous distributions, will have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Directors of the Acquiring Company and the Board of Trustees of the Selling Trust and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.5 The Funds shall have received an opinion of Paul Hastings LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

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(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Selling Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (ii) any Selling Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting; (iii) any gain or loss that may be recognized on “section 1256 contracts” as defined in section 1256(b) of the Code as a result of the closing of the tax year of the Selling Fund, or (iv) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Selling Fund.

Further, no opinion will be expressed as to the effect of the Reorganization on (i) the taxable year of any Selling Fund Shareholder, (ii) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or personal holding company as defined in Section 542 of the Code, (iii) any shares held as a result of or attributable to compensation for services by any person, or (iv) any other U.S. federal tax issues (except those set forth above) or any state, local or foreign tax issues of any kind.

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Such opinion shall be based on customary assumptions and limitations and such representations as Paul Hastings LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.5.

ARTICLE IX

EXPENSES

9.1 The Funds will pay no expenses solely related to their participation in the Reorganization. Arrowpoint will pay for all reasonable legal counsel and other expenses of the Acquiring Fund and of the Selling Fund incurred solely and directly in connection with the Reorganization, including, without limitation, board meeting fees and costs and costs associated with any proxy solicitation of Selling Fund Shareholders, whether or not the transactions contemplated by this Agreement are consummated.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC. Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

INDEMNIFICATION

10.1 The Acquiring Company, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Selling Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Company or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2 The Selling Trust, solely out of the Selling Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Company, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

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ARTICLE XI

ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2 Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.11, 5.12, 5.13, 9.3, 9.1, 11.2 and Article X, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Company and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Company and the Selling Trust in writing without further action by their respective Boards. In addition, either the Acquiring Company or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Directors of the Acquiring Company or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Company, the Acquiring Fund, the Selling Trust, the Selling Fund, Arrowpoint, Windowpane, or their respective board members, members, shareholders, officers or employees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII

AMENDMENTS

13.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Selling Trust as specifically authorized by their respective Boards; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

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ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW;

ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without regard to conflict of laws.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Company or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the Acquiring Company Governing Documents and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Company other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Company or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Directors of the Acquiring Company on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Company and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Directors or Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV

NOTICES

15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Company at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Company shall have last designated by notice to the other party.

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WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MERIDIAN FUND, INC. on behalf of Meridian Equity Income Fund

By:
Name:
Title:
ACKNOWLEDGED:

By:
Name:
Title:
PROFESSIONALLY MANAGED PORTFOLIOS, on behalf of Jordan Opportunity Fund

By:
Name:
Title:
ACKNOWLEDGED:

By:
Name:
Title:
The undersigned is a party to this Agreement for the purposes of Sections 5.11, 5.13, 9.1, and 12.2 only

ARROWPOINT ASSET MANAGEMENT, LLC

By:
Name:
Title:
ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.11, 5.13 and 12.2 only

WINDOWPANE ADVISORS, L.L.C.

By:
Name:
Title:
ACKNOWLEDGED:

By:
Name:
Title:

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STATEMENT OF ADDITIONAL INFORMATION

PROFESSIONALLY MANAGED PORTFOLIOS

Jordan Opportunity Fund

615 East Michigan Street

Milwaukee, Wisconsin 53202

(626) 914-7363

April 19, 2015

This Statement of Additional Information of Professionally Managed Portfolios (the “Trust”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated April 19, 2015 (the “Prospectus/Proxy Statement”), relating specifically to the proposed Reorganization of the Jordan Opportunity Fund, a series of the Trust (the “Jordan Fund”) with and into Meridian Equity Income Fund (the “Meridian Fund”), a series of Meridian Fund, Inc., (the “Reorganization”).

You may obtain a copy of the Prospectus/Proxy Statement by contacting 1-866-751-6310. The Reorganization is expected to occur pursuant to the Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

GENERAL INFORMATION

A Special Meeting of the Jordan Fund shareholders will be held on June 10, 2015 at 10:00 a.m. Pacific Time, in the offices of U.S. Bancorp Fund Services, LLC, located at 2020 E. Financial Way, Suite 100, Glendora, California 91741. For further information about the Reorganization, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

This Statement of Additional Information related to the Prospectus/Proxy Statement consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the SEC and is incorporated by reference herein:

(i) the statement of additional information of the Jordan Fund, dated April 19, 2015, as supplemented from time to time;

(ii) the statement of additional information of the Meridian Fund, dated October 31, 2014, as supplemented from time to time;

(iii) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Jordan Fund included in the Annual Reports to Shareholders for the fiscal years ended December 31, 2013 and December 31, 2014 and the Semi-Annual Report to Shareholders, dated June 30, 2014; and

(iv) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Meridian Fund included in the Meridian Fund’s Annual Report to Shareholders for the fiscal years ended June 30, 2014 and June 30, 2014 and in the Semi-Annual Report to Shareholders, dated December 31, 2014, which is unaudited.

1

PRO FORMA FINANCIAL STATEMENTS

Introduction

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization of the Jordan Opportunity Fund, a series of Professionally Managed Portfolios, with and into the Meridian Equity Income Fund, a series of Meridian Fund, Inc., as if the Reorganization had taken place on December 31, 2014. For purposes of these pro forma financial statements, the financial information covers the period from January 1, 2014 through December 31, 2014. The pro forma financial statements give effect to the proposed exchange of shares of the Jordan Fund for shares of the Meridian Fund. These statements have been derived from the books and records utilized in calculating daily net asset values at December 31, 2014.

2

Statement of Investments as of December 31, 2014 (Unaudited)

Pro Forma Statement of Investments

Jordan Opportunity Fund

Meridian Equity Income Fund

Meridian Equity Income Fund Pro Forma Combined

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
COMMON STOCKS	95.70%
Consumer Discretionary	16.20%
Hotels, Restaurants & Leisure	2.46%
Restaurant Brands International Inc.*		—	$—	4,605	$179,796	28,411	$1,109,162	33,016	$1,288,958
Restaurant Brands International LP*		—	—	147	5,510	(147)	(5,510)	—	—

			—		185,306		1,103,652		1,288,958

Household Durables	0.00%
Mohawk Industries, Inc.*		7,060	1,096,842	—	—	(7,060)	(1,096,842)	—	—

Internet & Catalog Retail	1.96%
Amazon.com, Inc.*		—	—	450	139,658	2,873	891,509	3,323	1,031,167

Machinery	0.00%
Cummins, Inc.		6,223	897,170	—	—	(6,223)	(897,170)	—	—
Xylem, Inc.		30,323	1,154,397	—	—	(30,323)	(1,154,397)	—	—

			2,051,567		—		(2,051,567)		—

Media	4.66%
The Walt Disney Co.		—	—	1,703	160,406	11,982	1,128,552	13,685	1,288,958
TimeWarner, Inc.		—	—	1,900	162,298	11,681	997,765	13,581	1,160,063

			—		322,704		2,126,317		2,449,021

Specialty Retail	2.46%
TJX Companies, Inc. (The)		—	—	2,397	164,386	16,398	1,124,572	18,795	1,288,958

Textiles, Apparel & Luxury Goods	4.66%
Michael Kors Holdings Ltd.*		9,490	712,699	—	—	(9,490)	(712,699)	—	—
NIKE Class B		—	—	1,644	158,071	10,421	1,001,992	12,065	1,160,063
VF Corp.		—	—	2,250	168,525	14,959	1,120,433	17,209	1,288,958

			712,699		326,596		1,409,726		2,449,021

TOTAL Consumer Discretionary			3,861,108		1,138,650		3,507,367		8,507,125

Consumer Staples	10.06%
Beverages	1.96%
Brown-Forman Corp. Class B		—	—	1,682	147,747	10,057	883,420	11,739	1,031,167

3

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Food & Staples Retailing	2.94%
Costco Wholesale Corp.		—	$—	1,438	$203,837	9,474	$1,342,913	10,912	$1,546,750

Food Products	1.23%
Hershey Co. (The)		—	—	794	82,520	5,407	561,959	6,201	644,479

Tobacco	3.93%
Altria Group, Inc		—	—	3,162	155,792	17,767	875,375	20,929	1,031,167
Reynolds American, Inc.		—	—	2,427	155,983	13,617	875,184	16,044	1,031,167

			—		311,775		1,750,559		2,062,334

TOTAL Consumer Staples			—		745,879		4,538,851		5,284,730

Energy	8.59%
Oil, Gas & Consumable Fuels	8.59%
Cameco Corp		—	—	4,500	73,845	42,628	699,530	47,128	773,375
Carrizo Oil & Gas, Inc.*		10,911	453,898	—	—	(10,911)	(453,898)	—	—
Concho Resources, Inc.*		4,575	456,356	—	—	(4,575)	(456,356)	—	—
Continental Resources, Inc.*		11,844	454,336	—	—	1,597	61,247	13,441	515,583
Diamondback Energy, Inc.*		7,646	457,077	—	—	(7,646)	(457,077)	—	—
EOG Resources, Inc.		—	—	1,704	156,887	10,896	1,003,176	12,600	1,160,063
Kinder Morgan, Inc.		—	—	3,869	163,697	20,503	867,470	24,372	1,031,167
MarkWest Energy Partners LP		—	—	2,107	141,569	13,240	889,598	15,347	1,031,167
Memorial Resource Development Corp.*		12,030	216,901	—	—	(12,030)	(216,901)	—	—

TOTAL Energy			2,038,568		535,998		1,936,789		4,511,355

Financials	5.89%
Capital Markets	0.00%
Evercore Partners, Inc.		27,205	1,424,726	—	—	(27,205)	(1,424,726)	—	—
Goldman Sachs Group, Inc.		6,077	1,177,905	—	—	(6,077)	(1,177,905)	—	—
Lazard Ltd.		29,340	1,467,880	—	—	(29,340)	(1,467,880)	—	—
Morgan Stanley		32,546	1,262,785	—	—	(32,546)	(1,262,785)	—	—

			5,333,296		—		(5,333,296)		—

Commercial Banks	5.89%
JPMorgan Chase & Co.		—	—	2,569	160,768	13,909	870,399	16,478	1,031,167
U.S. Bancorp		—	—	3,677	165,281	19,263	865,886	22,940	1,031,167
Wells Fargo & Co.		—	—	2,936	160,952	15,874	870,215	18,810	1,031,167

			—		487,001		2,606,500		3,093,501

4

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
TOTAL Financials			$5,333,296		$487,001		$(2,726,796)		$3,093,501

Health Care	14.48%
Biotechnology	8.35%
Alexion Pharmaceuticals, Inc.*		5,875	1,087,051	—	—	(5,875)	(1,087,051)	—	—
Biogen Idec, Inc.*		4,785	1,624,268	—	—	(1,747)	(593,101)	3,038	1,031,167
Celgene Corp.*		13,835	1,547,583	—	—	(4,617)	(516,416)	9,218	1,031,167
Forward Pharma A/S – ADR*		15,060	313,700	—	—	(15,060)	(313,700)	—	—
Gilead Sciences, Inc.*		—	—	2,013	189,745	11,661	1,099,213	13,674	1,288,958
Regeneron Pharmaceuticals, Inc.*		2,885	1,183,571	—	—	(2,885)	(1,183,571)	—	—
Vertex Pharmaceuticals, Inc.*		—	—	1,350	160,380	7,330	870,787	8,680	1,031,167

			5,756,173		350,125		(1,723,839)		4,382,459

Health Care Providers & Services	0.00%
Community Health Systems, Inc.*		17,467	941,821	—	—	(17,467)	(941,821)	—	—
HCA Holdings, Inc.*		17,577	1,289,976	—	—	(17,577)	(1,289,976)	—	—
Tenet Healthcare Corp.*		22,724	1,151,425	—	—	(22,724)	(1,151,425)	—	—
Universal Health Services, Inc.		12,307	1,369,277	—	—	(12,307)	(1,369,277)	—	—

			4,752,499		—		(4,752,499)		—

Life Sciences Tools & Services	1.96%
Illumina, Inc.*		—	—	787	145,264	4,800	885,903	5,587	1,031,167

Pharmaceuticals	4.17%
Amgen, Inc.		9,142	1,456,229	—	—	(9,142)	(1,456,229)	—	—
Johnson & Johnson		—	—	1,447	151,313	(1,447)	(151,313)	—	—
Novartis AG, ADR		—	—	1,670	154,742	9,458	876,425	11,128	1,031,167
Perrigo Co., Plc		—	—	973	162,647	5,967	997,416	6,940	1,160,063
Pfizer, Inc.		—	—	5,189	161,637	(5,189)	(161,637)	—	—

			1,456,229		630,339		104,662		2,191,230

TOTAL Health Care			11,964,901		1,125,728		(5,485,773)		7,604,856

Industrials	12.51%
Aerospace & Defense	4.17%
General Dynamics Corp.		—	—	566	77,893	4,117	566,586	4,683	644,479
Honeywell International, Inc.		7,050	704,436	—	—	(7,050)	(704,436)	—	—
Lockheed Martin Corp.		—	—	824	158,678	4,531	872,489	5,355	1,031,167

5

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Raytheon Co.		—	$—	758	$81,993	4,008	$433,590	4,766	$515,583
United Technologies Corp.		9,387	1,079,505	—	—	(9,387)	(1,079,505)	—	—

			1,783,941		318,564		88,724		2,191,229

Air Freight & Logistics	1.96%
United Parcel Service, Inc. Class B		—	—	1,316	146,300	7,960	884,867	9,276	1,031,167

Electrical Equipment	0.00%
Emerson Electric Co.		21,078	1,301,145	—	—	(21,078)	(1,301,145)	—	—

Professional Services	1.47%
Equifax, Inc.		—	—	1,007	81,436	8,556	691,939	9,563	773,375

Road & Rail	2.95%
Union Pacific Corp.		—	—	1,968	234,448	11,016	1,312,302	12,984	1,546,750

Trading Companies & Distributors	1.96%
WW Grainger, Inc.		—	—	632	161,090	3,414	870,077	4,046	1,031,167

TOTAL Industrials			3,085,086		941,838		2,546,764		6,573,688

Information Technology	22.82%
Communications Equipment	1.96%
QUALCOMM, Inc.		—	—	1,986	147,619	11,887	883,548	13,873	1,031,167

Software	6.63%
Alibaba Group Holding Ltd.*		13,214	1,373,463	—	—	(3,293)	(342,296)	9,921	1,031,167
Baidu, Inc. – ADR*		2,812	641,052	—	—	(2,812)	(641,052)	—	—
Facebook, Inc.*		11,155	870,313	—	—	2,062	160,854	13,217	1,031,167
Google, Inc. Class A*		1,781	945,105	480	254,717	411	218,032	2,672	1,417,854

			3,829,933		254,717		(604,462)		3,480,188

IT Services	1.96%
International Business Machines Corp.		—	—	936	150,172	5,491	880,995	6,427	1,031,167

Semiconductors	1.96%
Canadian Solar, Inc.*		43,233	1,045,806	—	—	(43,233)	(1,045,806)	—	—
First Solar, Inc.*		18,153	809,533	—	—	(18,153)	(809,533)	—	—
JinkoSolar Holding Co., Ltd. – ADR*		50,611	997,543	—	—	(50,611)	(997,543)	—	—
NVIDIA CORP		—	—	8,146	163,327	43,284	867,840	51,430	1,031,167

6

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
NXP Semiconductors N.V.*		9,844	$752,082	—	$—	(9,844)	$(752,082)	—	$—
SunEdison, Inc.*		54,800	1,069,148	—	—	(54,800)	(1,069,148)	—	—
SunPower Corp.*		26,620	687,595	—	—	(26,620)	(687,595)	—	—
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR		51,890	1,161,298	—	—	(51,890)	(1,161,298)	—	—

			6,523,005		163,327		(5,655,165)		1,031,167

Software	6.38%
Microsoft Corp.		—	—	6,562	304,805	37,837	1,757,528	44,399	2,062,333
Oracle Corp.		—	—	3,920	176,282	24,743	1,112,676	28,663	1,288,958
PTC, Inc.*		33,286	1,219,932	—	—	(33,286)	(1,219,932)	—	—

			1,219,932		481,087		1,650,272		3,351,291

Technology Hardware, Storage & Peripherals	3.93%
Apple, Inc.		9,892	1,091,879	2,866	316,349	5,926	654,105	18,684	2,062,333

TOTAL Information Technology			12,664,749		1,513,271		(2,190,707)		11,987,313

Materials	2.94%
Building Products	0.00%
Continental Building Products, Inc.*		28,225	500,429	—	—	(28,225)	(500,429)	—	—
USG Corp.*		32,340	905,197	—	—	(32,340)	(905,197)	—	—

			1,405,626		—		(1,405,626)		—

Chemicals	2.94%
Dow Chemical Co. (The)		—	—	4,050	184,721	18,558	846,446	22,608	1,031,167
Mosaic Co. (The)		—	—	1,755	80,116	9,539	435,467	11,294	515,583
			—		264,837		1,281,913		1,546,750
TOTAL Materials			1,405,626		264,837		(123,713)		1,546,750
Utilities	2.21%
Multi-Utility	2.21%
Dominion Resources, Inc		—	—	2,676	205,784	12,409	954,279	15,085	1,160,063

TOTAL Utilities			—		205,784		954,279		1,160,063

TOTAL COMMON STOCKS			$40,353,334		$6,958,986		$2,957,061		$50,269,381

7

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
EXCHANGE TRADED FUNDS	0.00%
SPDR S&P 500 ETF Trust		—	$—	100	$20,550	(100)	$(20,550)	—	$—

TOTAL EXCHANGE TRADED FUNDS			—		20,550		(20,550)		—

				Principal Value

CORPORATE BONDS	0.71%
Energy	0.71%
Oil, Gas & Consumable Fuels	0.71%
Halcon Resources Corp., 9.75%, 07/15/20		—	$—	500,000	$375,000	—	$—	500,000	$375,000

TOTAL CORPORATE BONDS			—		375,000		—		375,000

				Principal Value

SHORT-TERM INVESTMENT	0.00%
Invesco Short-Term Treasury Portfolio – Institutional Class, 0.01%		4,224,550	$4,224,550	—	$—	(4,224,550)	$(4,224,550)	—	$—

TOTAL SHORT-TERM INVESTMENT			4,224,550		—		(4,224,550)		—

				Number of Contracts

Call Options Purchased	0.36%
Continental Resources, Inc. Expiring January 20, 2017 at $40.00		—	$—	145	$158,775	—	$—	145	$158,775
Halliburton Co. Expiring January 20, 2017 at $50.00		—	—	75	30,000	—	—	75	30,000

TOTAL Call Options Purchased			—		188,775		—		188,775

				Number of Contracts

Put Options Purchased	0.06%
Blackstone Group LP (The) Expiring January 15, 2016 at $32.00		—	$—	110	$31,460	—	$—	110	$31,460

TOTAL Put Options Purchased			—		31,460		—		31,460

TOTAL INVESTMENT	96.83%		$44,577,884		$7,574,771		$(1,288,039)		$50,864,616

Cash and Other Assets, Less Liabilities	3.17%		377,255		(2,523)		1,288,039		1,662,771

Net Assets	100.00%		$44,955,139		$7,572,248		—		$52,527,387

8

		Jordan Fund		Meridian Fund		Pro Forma Adjustments		Meridian Fund Pro Forma Combined
	% of Net Assets	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

				Number of Contracts	Value

Call Options Written
Gilead Sciences, Inc. Expiring January 15, 2016 at $80.00		—	$—	(10)	$(22,000)	—	$—	(10)	$(22,000)
Vertex Pharmaceuticals, Inc. Expiring April 17, 2015 at $140.00		—	—	(10)	(4,760)	—	—	(10)	(4,760)

TOTAL Call Options Written			$—		$(26,760)		—		$(26,760)

ADR—American

Depository Receipt

Plc—Public Limited Company

*	Non-income producing securities

Fair Value Measurements—In accordance with U.S. generally accepted accounting principles, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1) and the lowest priority to securities valued using significant unobservable inputs (Level 3). Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. The three levels of fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Significant observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or significant inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

9

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs	Jordan Fund	Meridian Fund	Pro Forma Adjustments	Meridian Fund Pro Forma Combined
Level 1 - Common Stocks	$40,353,334	$7,574,771	$2,936,511	$50,864,616
Level 1 - Money Market Mutual Funds	4,224,550	—	(4,224,550)	—
Level 2	—	—	—	—
Level 3	—	—	—	—

Total	$44,577,884	$7,574,771	$(1,288,039)	$50,864,616

Call Options Written (Level 1)	$—	$(26,760)	$—	$(26,760)

*	For detailed Industry descriptions, see the above Pro Forma Schedule of Investments.

See Notes to Combining Pro Forma Financial Statements

10

Statement of Assets and Liabilities as of December 31, 2014 (Unaudited)

Pro Forma Combined Statement of Assets and Liabilities

Jordan Opportunity Fund

Meridian Equity Income Fund

Meridian Equity Income Fund Pro Forma Combined

	Jordan Fund	Meridian Fund	Pro Forma Adjustments	Meridian Fund Pro Forma Combined
ASSETS:
Investments, at value (Cost-see below)	$44,577,884	$7,574,771	$(1,288,039)	$50,864,616
Cash	—	69,120	1,288,039	1,357,159
Receivable for investments sold	461,204	—	36,670,934	37,132,138
Receivable for fund shares subscribed	57	—	—	57
Interest and dividends receivable	1,620	55,037	—	56,657
Prepaid and other assets	12,748	26,945	—	39,693

Total Assets	45,053,513	7,725,873	36,670,934	89,450,320

LIABILITIES:
Call options written	—	26,760		26,760
Payable for investments purchased	—	—	36,670,934	36,670,934
Payable for fund shares redeemed	—	67,909	—	67,909
Accrued investment advisory fees	39,240	15,308	—	54,548
Accrued service plan fees	—	156	—	156
Accrued fund accounting and administration fees	14,622	3,589	—	18,211
Accrued transfer agent fees	12,714	1,673	—	14,387
Accrued legal fees	729	672	—	1,401
Accrued audit fees	20,986	30,269	—	51,255
Accrued other expenses	10,083	7,289	—	17,372

Total Liabilities	98,374	153,625	36,670,934	36,922,933

Net Assets	$44,955,139	$7,572,248	$—	$52,527,387

COMPOSITION OF NET ASSETS:
Paid-in capital	$40,708,029	$5,332,141	$—	$46,040,170
Accumulated net investment gain/(loss)	(71)	20,218	—	20,147
Accumulated net realized gain/(loss) on investments	49,548	1,535,091	2,493,010	4,077,649
Net unrealized appreciation in value of investments	4,197,633	684,798	(2,493,010)	2,389,421

Net Assets	$44,955,139	$7,572,248	$—	$52,527,387

COST OF INVESTMENTS:	$40,380,251	$6,892,854	$(1,731,540)	$45,541,295

NET ASSET VALUE PER SHARE(a):
Net Assets	$44,955,139	$7,411,347	$—	$52,366,486
Shares outstanding(b)	2,494,749	614,971	1,235,968	4,345,688
Net asset value and redemption price per share(c)	$18.02	$12.05		$12.05

(a)	Net assets and net asset value presented is for the Meridian Fund’s Legacy Class Shares only
(b)	Jordan Fund Shares are exchanged for Meridian Fund Legacy Class Shares.
(c)	A charge of 2.00% is imposed on the redemption proceeds of shares held 60 days or less.

11

Statement of Operations for the year ended December 31, 2014 (Unaudited)

Pro Forma Combined Statement of Operations

Jordan Opportunity Fund

Meridian Equity Income Fund

Meridian Equity Income Fund Pro Forma Combined

	Jordan Fund	Meridian Fund	Pro Forma Adjustments	Combined Meridian Pro Forma
INVESTMENT INCOME:
Dividends	$627,443	$879,353	$—	$1,506,796
Interest	752	5,697	—	6,449

Total Income	628,195	885,050	—	1,513,245

EXPENSES:
Investment advisory fees	469,153	296,806	(308,267)	457,692
Administration fees	50,865	—	(50,865)	—
Transfer agent fees	78,227	12,966	(78,227)	12,966
Fund accounting fees and expenses	42,456	26,965	(38,847)	30,574
Custodian fees	12,330	6,247	(6,614)	11,963
Legal fees	7,143	2,583	(7,573)	2,153
Printing fees	8,149	4,204	(8,149)	4,204
Registration fees	19,746	72,650	(16,396)	76,000
Audit fees	21,097	27,568	(21,165)	27,500
Trustee fees and expenses	6,067	4,976	(5,068)	5,975
Chief compliance officer fees	12,494	—	(12,494)	—
Reorganization fees	—	—	—	—
Insurance	2,554	1,200	—	3,754
Other	11,203	5,217	(11,203)	5,217

TOTAL EXPENSES	741,484	461,382	(564,869)	637,998

Advisory fees waived and expenses waived or reimbursed		(57,998)	76,593	18,595

NET EXPENSES	741,484	403,384	(488,276)	656,592

Net Investment Income/(Loss)	(113,289)	481,666	488,276	856,653

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	7,596,280	9,311,754	2,493,010	19,401,044
Net realized gain/(loss) on written options	8,831	(23,267)	—	(14,436)
Unrealized appreciation/(depreciation) of investments		—		—
Beginning of year	8,719,711	8,055,099	—	16,774,810
End of year	4,206,464	684,798	(2,493,010)	2,398,252

Change in net unrealized appreciation of investments	(4,513,247)	(7,893,260)	(2,493,010)	(14,899,517)

Net Realized and Unrealized Gain on Investments	3,091,864	1,395,227	—	4,487,091

Net Increase in Net Assets Resulting From Operations	$2,978,575	$1,876,893	$488,276	$5,343,744

12

Notes to Combining Pro Forma Financial Statements of

Jordan Fund and Meridian Fund

December 31, 2014 (Unaudited)

1. Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization of the Jordan Opportunity Fund, a series of Professionally Managed Portfolios (the “Jordan Fund”) with and into Meridian Equity Income Fund, a series of Meridian Fund, Inc. (the “Meridian Fund”), as if the Reorganization had taken place on December 31, 2014.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Jordan Fund with and into Meridian Fund will be accounted as a tax-free merger. The Reorganization would be accomplished by an acquisition of the net assets of the Jordan Fund in exchange for shares of the Meridian Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Jordan Fund has been combined as of and for the year ended December 31, 2014. Following the reorganization, the Meridian Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. As of December 31, 2014, the Jordan Fund portfolio did not contain securities that violated the investment policies or restrictions of the Meridian Fund.

The accompanying pro forma financial statements and notes to financial statements should be read in conjunction with the financial statements of the Jordan Fund annual report dated December 31, 2014 and the Meridian Fund semi-annual report dated December 31, 3014.

2. General Information and Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Meridian Fund in the preparation of the pro forma financial statements. These policies are in conformity with GAAP:

Use of Estimates — The preparation of each Series’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuations —The Meridian Fund calculates the net asset value of the Meridian Fund’s shares as of the close of business of the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, on each day the exchange is open for trading.

Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Fund’s Board of Directors (the “Board”).

13

The pro forma combined statement of operations for the year ended December 31, 2014, as adjusted, given the effect to the Reorganization reflect changes in expenses of the Fund as if the Reorganization was consummated on December 31, 2014. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

Security Transactions and Investment Income — Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and income tax purposes.

Reorganization Fees— Reorganization fees are to be borne by the Adviser and will not be an expense of the combined Fund. Reorganization fees are estimated to be $75,500.

3. Investment Advisory Agreements and Related Party Transactions

Arrowpoint serves as the investment adviser to the Meridian Fund. Under the Investment Management Agreement, the Adviser receives the following fees for providing certain investment management and other services necessary for managing the Meridian Fund. The fee is paid monthly in arrears and calculated based on that month’s average daily net assets.

Average Daily Net Assets
Up to $10,000,000	1.00%
$10,000,000 to $30,000,000	0.90%
$30,000,000 to $50,000,000	0.80%
Greater than $50,000,000	0.70%

Waivers and Reimbursements of Expenses – The Adviser voluntarily agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Meridian Fund exceeds 1.25%.

For a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation is made by the Adviser, the Meridian Fund will carry forward, and may repay the Adviser such. Subject to the approval of the Board, the Meridian Fund may repay the Adviser the amount of its reimbursement for the Meridian Fund for up to three years following the reimbursement to the extent the Meridian Fund’s’ expenses drop below the expense limitations, after giving effect to repayment by the Meridian Fund. Either the Meridian Fund or the Adviser can modify or terminate this arrangement after one year from the date of the current prospectus.

Administration Assistance Services – BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406 (“BNY Mellon”), provides administration assistance services to the Funds, including assistance in preparing annual and semi-annual shareholder reports, calculating performance data, and assisting with filing various SEC reports.

Transfer Agent – BNY Mellon, located at 760 Moore Road, King of Prussia, PA 19406, serves as Transfer Agent, redemption, dividend disbursing agent and may, in certain circumstances, serve as shareholder servicing agent for the Fund.

Custodian – The Bank of New York Mellon, located at One Wall Street, New York, New York, 10286, serves as the Fund’s custodian pursuant to a Custodian Services Agreement. In such capacity, the custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.

Accounting Services – BNY Mellon provides the Fund with accounting services under an Accounting Services Agreement.

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4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Meridian Fund that would have been outstanding at December 31, 2014 in connection with the proposed Reorganization if the Reorganization had taken place at such date. The number of shares assumed to be issued is equal to the net asset value of shares of the Jordan Fund, as of December 31, 2014, divided by the net asset value per share of the shares of Meridian Fund as of December 31, 2014. The pro forma number of shares outstanding for the combined Fund would have consisted of the following at December 31, 2014, if the Reorganization had taken place at such date.

	Jordan Fund (current)	Meridian Fund Legacy Class Shares (current)	Pro Forma Adjustments	Meridian Fund Pro Forma Combined
Shares Outstanding	2,494,749	614,971	1,235,968	4,345,688

The foregoing should not be relied upon to reflect the number of shares of Meridian Fund that actually will be received on or after such date.

5. Pro Forma Operating Expenses

The pro forma combined statement of operations for the year ending December 31, 2014, as adjusted, giving effect to the Reorganization reflects changes in expenses of Meridian Fund as if the Reorganization was consummated on December 31, 2014. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

6. Tax Basis of Investments

Post-Enactment Capital Losses — Under the Regulated Investment Company Modernization Act of 2010, the eight-year limit on the carry forward and use of capital losses was eliminated and capital losses incurred by the Meridian Fund after June 30, 2011 will not be subject to expiration. In addition, losses incurred after June 30, 2011 will retain their character as either a short-term or long-term capital loss on the first day of the next taxable year and must be utilized prior to the losses incurred in pre-enactment taxable years.

7. Pro Forma Calculation

The accompanying pro forma combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

8. Portfolio Realignment

The pro forma adjustments detailed in the Pro forma Statement of Investments represents the realignment of the portfolio to meet the new Portfolio Manager’s current market perspective. The Adviser expects that any such portfolio realignment will not result in a significant increase in the Meridian Fund’s portfolio turnover rate, relative to its historical portfolio turnover rates. The Adviser does expect that incremental trading costs may be significant as the Meridian Fund purchases securities for the portfolio and that the sale of securities in the Jordan portfolio may result in significant realized gains and losses.

15

Form of Proxy

JORDX
Jordan Opportunity Fund™

PROXY CARD

SIGN, DATE AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **proxyonline.com** using your proxy control number found below
3. By **PHONE** when you dial toll-free 1-888-227-9349 to reach an automated touchtone voting line
4. By **PHONE** with a live operator when you call toll-free 1-866-751-6310 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER **12345678910**

Jordan Opportunity Fund

A SERIES OF MANAGED PORTFOLIOS

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERSTO BE HELD ON JUNE 10, 2015

The undersigned, revoking prior proxies, hereby appoints Elaine E. Richards and Eric C. VanAndel, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Jordan Opportunity Fund (the "Fund") to be held at 2020 E. Financial Way, Ste. 100, Glendora, California 91741, on June 10, 2015 at 10:00 a.m. Pacific Time, or at any adjournment thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **1-866-751-6310**. **Representatives are available to assist you** Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on June 10, 2015. The proxy statement for this meeting is available at:

proxyonline.com/docs/jordanopportunity.pdf

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

Jordan Opportunity Fund

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE
SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Fund's Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PART C

OTHER INFORMATION

Item15. Indemnification

Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and (i) in the case of conduct in the director’s official capacity with the corporation, in a manner he reasonably believed to be in the best interests of the corporation, and, (ii) in all other cases, in a manner not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Subsection (B) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation.

Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in Subsection (B), he shall be indemnified against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith. The scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another. Furthermore, the corporation may purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 2-418.

Article V of the Bylaws of the Meridian Fund contains indemnification provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended, and to Investment Company Act Release No. 11330 (September 4, 1980). These Bylaws provide “reasonable and fair means” to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by (a) a vote of a majority of a quorum of directors who are neither “interested persons” of the company (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Meridian Fund pursuant to the Meridian Fund’s Articles of Incorporation and Bylaws, or otherwise, the Meridian Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore unenforceable. Unless counsel to the Meridian Fund has opined that the matter has been settled by controlling precedent, the Meridian Fund will submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue in the event that a claim for indemnification against such liabilities (other than the payment by the Meridian Fund of expenses incurred or paid by a director, officer or controlling person of the Meridian Fund, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered.

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Item 16. Exhibits

Exhibit Number	Exhibit

(1)	(a) Articles of Amendment and Restatement (incorporated by reference to Exhibit (a) of Registrant’s Post-Effective Amendment No. 18 filed on October 29, 1999).

(b) Articles Supplementary dated January 28, 1994 (incorporated by reference to Exhibit (a)(1) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

(c) Articles Supplementary dated April 20, 2001 (incorporated by reference to Exhibit (a)(2) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

(d) Articles Supplementary dated October 14, 2004 (incorporated by reference to Exhibit (a)(3) of Registrant’s Post-Effective Amendment No. 23 filed on October 29, 2004).

(e) Articles Supplementary dated December 8, 2004 (incorporated by reference to Exhibit (a)(4) of Registrant’s Post-Effective Amendment No. 25 filed on January 31, 2005).

(f) Articles of Amendment dated October 28, 2013 (incorporated by reference to Exhibit (a)(5) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

(g) Articles Supplementary dated October 28, 2013 (incorporated by reference to Exhibit (a)(6) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(h) Articles of Amendment dated December 15, 2014 (filed herewith).

(2)	Amended By-Laws dated May 13, 2014 (incorporated by reference to Exhibit (b) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(3)	Voting Trust Agreements (not applicable).

(4)

Form of Agreement and Plan of Reorganization between Meridian Fund, Inc., on behalf of the Meridian Equity Income Fund, Professionally Managed Portfolios, on behalf of the Jordan Opportunity Fund, Arrowpoint Asset Management, LLC and Windowpane Advisors, L.L.C. dated [            ], 2015 (filed herewith).

(5)	Instruments Defining Rights of Security Holders (not applicable).

(6)

(a)    Investment Management Agreement and Service Agreement between Arrowpoint Asset Management, LLC (“Arrowpoint”) and the Registrant, on behalf of Meridian Equity Income Fund, Meridian Growth Fund and Meridian Contrarian Fund, dated September 5, 2013 (incorporated by reference to Exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

(b)    Fee Waiver Letter Agreement dated October 20, 2014 among Registrant and Arrowpoint Asset Management, LLC (incorporated by reference to Exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(7)

Distribution Agreement between Destra Capital Investments LLC and the Registrant, dated October 15, 2013 (incorporated by reference to Exhibit (e) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(8)	Bonus or Profit Sharing Contracts (not applicable).

2

(9)	(a) Amended and Restated Custodian Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (g) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

(b)    Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Custodian Services Agreement (incorporated by reference to Exhibit (g)(1)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

(c) Foreign Custody Management Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(3) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

(d) Amendment to Foreign Custody Manager Agreement, dated May 31, 2001 (incorporated by reference to Exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

(e)    Letter Agreement for Amendment to Foreign Custody Agreement, dated September 11, 2003, (incorporated by reference to Exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 28 filed on March 23, 2006).

(10)	(a) Rule 12b-1 Plan dated November 1, 2013 (incorporated by reference to Exhibit (m) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(b) Rule 18f-3 Plan as modified February 11, 2014 (incorporated by reference to Exhibit (n) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(11)	Legal Opinion of Davis Graham & Stubbs LLP regarding the legality of issuance of shares dated March 20, 2015 (filed herewith).

(12)	Legal Opinion of Paul Hastings LLP regarding certain tax matters dated [ ], 2015 (to be filed by subsequent amendment).

(13)	(a) Amended and Restated Shareholder Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

(b)    Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Shareholder Services Agreement (incorporated by reference to Exhibit (h)(1)(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

(c)    Red Flags Services Amendment to Amended and Restated Shareholder Services Agreement, dated May 7, 2009 (incorporated by reference to Exhibit (h)(1)(a) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

(d)    Amended and Restated Accounting Services (transfer agency) Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

(e)    Revised Exhibit A, dated November 1, 2013, to the Amended and Restated Accounting Services (transfer agency) Agreement (incorporated by reference to Exhibit (h)(2))(a) of Registrant’s Post-Effective Amendment No. 44 filed on October 28, 2013).

(f)     Amended and Restated Administration Assistance Services Agreement, dated January 1, 2009 (incorporated by reference to Exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 32 filed on May 22, 2009).

3

(g) Shareholder Servicing Plan, dated November 1, 2013 (incorporated herein by reference to Exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(h)    Administrative Services and Shareholder Servicing Agreement dated November 1, 2013 (incorporated herein by reference to Exhibit (h)(5) of Registrant’s Post-Effective Amendment No. 46 filed on October 31, 2014).

(14)	(a) Consent of PricewaterhouseCoopers LLP (filed herewith).

(b) Consent of Tait, Weller & Baker, LLP (filed herewith).

(15)	Financial Statements omitted pursuant to Item 14(a)(1) (not applicable).

(16)	(a) Power of Attorney by James B. Glavin dated March 2, 2015 (filed herewith).

(b) Power of Attorney by John S. Emrich dated March 2, 2015 (filed herewith).

(c) Power of Attorney by Michael S. Erickson dated March 3, 2015 (filed herewith).

(d) Power of Attorney by Edward Keely dated March 3, 2015 (filed herewith).

(e) Power of Attorney by Michael Stolper dated March 3, 2015 (filed herewith).

(f) Power of Attorney by David Corkins dated March 18, 2015 (filed herewith).

(g) Power of Attorney by Derek Mullins dated March 18, 2015 (filed herewith).

(h) Power of Attorney by Rick Grove dated March 4, 2015 (filed herewith).

(17)	Additional Exhibits (not applicable).

Item 17. Undertakings

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant agrees to file in a post-effective amendment to the registration statement a final tax opinion promptly subsequent to the closing of the transaction.

4

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Denver and State of Colorado on the 20th day of March, 2015.

MERIDIAN FUND, INC.®(Registrant)

/s/ David Corkins
President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins
David Corkins	President (Principal Executive Officer)	March 20, 2015

/s/ Derek Mullins		March 20, 2015
Derek Mullins	Chief Financial (Chief Financial Officer and Treasurer)

/s/ John S. Emrich		March 20, 2015
*John S. Emrich	Director

/s/ Michael S. Erickson		March 20, 2015
*Michael S. Erickson	Director

/s/ James B. Glavin		March 20, 2015
*James B. Glavin	Director and Chairman of the Board

/s/ Edward Keely		March 20, 2015
*Edward Keely	Director

/s/ Michael Stolper		March 20, 2015
*Michael Stolper	Director

* By:	/s/ Derek Mullins
**Attorney-in-Fact

**	Executed by Derek Mullins pursuant to Powers of Attorney (filed herewith).

5

Exhibit Index

Exhibit Number	Exhibit

(1)	(h) Articles of Amendment dated December 15, 2014.

(4)

Form of Agreement and Plan of Reorganization between Meridian Fund, Inc., on behalf of the Meridian Equity Income Fund, Professionally Managed Portfolios, on behalf of the Jordan Opportunity Fund, Arrowpoint Asset Management, LLC and Windowpane Advisors, L.L.C. dated [            ], 2015.

(11)	Legal Opinion of Davis Graham & Stubbs LLP regarding the legality of issuance of shares dated March 20, 2015.

(14)	(a) Consent of PricewaterhouseCooopers LLP.

(b) Consent of Tait, Weller & Baker, LLP.

(16)	(a) Power of Attorney by James B. Glavin dated March 2, 2015 (filed herewith).

(b) Power of Attorney by John S. Emrich dated March 2, 2015 (filed herewith).

(c) Power of Attorney by Michael S. Erickson dated March 3, 2015 (filed herewith).

(d) Power of Attorney by Edward Keely dated March 3, 2015 (filed herewith).

(e) Power of Attorney by Michael Stolper dated March 3, 2015 (filed herewith).

(f) Power of Attorney by David Corkins dated March 18, 2015 (filed herewith).

(g) Power of Attorney by Derek Mullins dated March 18, 2015 (filed herewith).

(h) Power of Attorney by Rick Grove dated March 4, 2015 (filed herewith).

6